Filed electronically with the Securities and Exchange Commission on
                                April 30, 1997.
                                     ----

                                                                File No. 2-13627
                                                                File No. 811-42

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     --------

         Post-Effective Amendment No.   67
                                     --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   28
                      --------


                             Scudder Portfolio Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          ------

             X     on May 1, 1997 pursuant to paragraph (b)
          ------

                   60 days after filing pursuant to paragraph (a)(i)
          ------

                   on                 pursuant to paragraph (a)(i)
          ------      ---------------

                   75 days after filing pursuant to paragraph (a)(ii)
          ------

                   on                 pursuant to paragraph (a)(ii) of Rule 485.
          ------      ---------------

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year end on February 26, 1997.

                             SCUDDER PORTFOLIO TRUST
                               SCUDDER INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                    INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing
                                                    TRUSTEES AND OFFICERS

        5A.          Management's Discussion        NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                          Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                         Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                         price, Processing time, Minimum balances, Third party
                                                         transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or                  EXCHANGES AND REDEMPTIONS
                     Repurchase                     TRANSACTION INFORMATION--Redeeming shares, Tax
                                                         identification number, Minimum balances

        9.           Pending Legal                  NOT APPLICABLE
                     Proceedings

                               Cross Reference - Page 1


                               SCUDDER INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                                          Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER
                    Other Services                     DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    Other Practices                       Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 2


                             SCUDDER PORTFOLIO TRUST
                              SCUDDER BALANCED FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

  Item No.    Item Caption                 Prospectus Caption
  --------    ------------                 ------------------

     1.       Cover Page                   COVER PAGE

     2.       Synopsis                     EXPENSE INFORMATION

     3.       Condensed Financial          FINANCIAL HIGHLIGHTS
              Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description of       INVESTMENT OBJECTIVES AND POLICIES
              Registrant                   WHY INVEST IN THE FUND?
                                           ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                           FUND ORGANIZATION

     5.       Management of the Fund       FINANCIAL HIGHLIGHTS
                                           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                           FUND ORGANIZATION--Investment adviser, Transfer agent
                                           SHAREHOLDER BENEFITS--A team approach to investing
                                           TRUSTEES AND OFFICERS

    5A.       Management's                 NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--
              Securities                        Dividends and capital gains distributions
                                           FUND ORGANIZATION
                                           TRANSACTION INFORMATION--Tax information
                                           SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                           HOW TO CONTACT SCUDDER

     7.       Purchase of Securities       PURCHASES
              Being Offered                FUND ORGANIZATION--Underwriter
                                           TRANSACTION INFORMATION--Purchasing shares, Share
                                                price, Processing time, Minimum balances, Third party transactions
                                           SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                           SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                           INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                           TRANSACTION INFORMATION--Redeeming shares, Tax
                                                identification number, Minimum balances

     9.       Pending Legal                NOT APPLICABLE
              Proceedings

                            Cross Reference - Page 3


                              SCUDDER BALANCED FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVES AND
                    Policies                              POLICIES
                                                       PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                                          Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER
                    Other Services                        DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    Other Practices                       Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS




                            Cross Reference - Page 4

                             SCUDDER PORTFOLIO TRUST
                          SCUDDER HIGH YIELD BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    SHAREHOLDER BENEFITS--A team approach to investing
                                                    TRUSTEES AND OFFICERS

        5A.          Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                        Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                         Information Line, Dividend reinvestment plan, T.D.D.
                                                         service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                         INFORMATION--Purchasing shares, Share
                                                         price, Processing time, Minimum balances, Third party
                                                         transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or                  EXCHANGES AND REDEMPTIONS
                     Repurchase                     TRANSACTION INFORMATION--Redeeming shares, Tax
                                                         identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                            Cross Reference - Page 5

                                  SCUDDER HIGH YIELD BOND FUND
                                      CROSS-REFERENCE SHEET
                                           (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                                         Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER
                    Other Services                     DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    Other Practices                      Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                        Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 6

Scudder
Income Fund

Fund Profile
April 1, 1996

Scudder Income Fund

1.   What Is The Fund's Objective?

     Scudder Income Fund seeks to provide a high level of income, consistent with the prudent investment of capital.

2.   What Does The Fund Invest In?

     The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities, however, the Fund may invest in securities within any maturity range.

     The Fund may invest up to 25% of its assets in bonds rated Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's.

3.   What Are The Risks Of Investing In The Fund?

     The Fund's share price fluctuates with changes in interest rates and market conditions. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.


4.   For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a high level of income and:

     o    plan to hold your investment for several years,

     o    can tolerate fluctuations in share price, and

     o have or plan to have other investments for the benefit of diversification.

5.   What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Income Fund are:

     Shareholder transaction expenses --
          fees charged directly to your account for various transactions.

          Sales Commission                                                 None

          Commissions to Reinvest Dividends                                None

          Redemption Fee                                                   None

          Exchange Fee                                                     None

     Annual Fund operating expenses --
          fees paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1994.

          Investment management fee                                        0.62%

          12b-1 fees                                                       None

          Other expenses                                                   0.35%

          Total Fund operating expenses                                    0.97%

     Example:
          Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

                1 Year          3 Years          5 Years          10 Years
                ------          -------          -------          --------

                 $10              $31             $54              $119

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

6.   How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on March 31, 1996 was ____%.

     THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total Returns for years ended December 31:
     BAR CHART DATA:

                         1986
                         1987
                         1988
                         1989
                         1990
                         1991
                         1992
                         1993
                         1994
                         1995
                         1996

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended March 31, 1996

7.   Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world.

8.   How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is only $1,000. Thereafter, additional investments may be made for as little as $100. You may also exchange shares free of charge within the Scudder Family of Funds.

9.   How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

10.  When Are Distributions Made?

     The Fund typically makes dividends distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

11.  What Services Does Scudder Provide?

      As a shareholder, you'll enjoy:

     o professional service from representatives who can answer your questions and execute your transactions

     o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

     o    Scudder's quarterly shareholder newsletter, Perspectives

     o    regular, informative reports about the performance of your Fund

Scudder wants you to make informed investment decisions. This Fund Profile contains key information about Scudder Income Fund. More details appear in the Fund's accompanying prospectus. Please read it carefully before you invest. If you have any questions, please call 1-800-225-2470.

Scudder
Income Fund

Fund Profile
December 30, 1996

Scudder Income Fund

1.   What Is The Fund's Objective?

     Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

2.   What Does The Fund Invest In?

     The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The Fund may invest in municipal obligations. Proportions among the types of securities vary, depending on the prospects for income related to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors. It is a policy of the Fund to allocate investments among industries and companies. In seeking higher income, the majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities. However, the Fund has the flexibility to invest in securities within any maturity range and has consistently held investments with short and intermediate maturities as well as long maturities.

     All bonds purchased by the Fund until January 1, 1997 will be investment-grade: those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc., or AAA, AA, A or BBB by Standard & Poor's, or their equivalent.

     Effective January 1, 1997, the Fund will normally invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa, and A) or S&P (AAA, AA and A), or if unrated, judged equivalent by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB-, or if unrated, judged by the adviser to be of comparable quality at the time of purchase, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

3.   What Are The Risks Of Investing In The Fund?

     The Fund's share price fluctuates with changes in interest rates and market conditions. The potential for price fluctuation is generally greater for funds investing in long-term securities. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     Effective January 1, 1997, the Fund may hold unrated securities and securities rated below investment-grade (i.e., "junk bonds"). These securities carry a greater risk of default and more price volatility than securities rated investment-grade. In addition, the lack of a liquid secondary market for these securities may make it difficult for the Fund to dispose of these securities at the time it wishes to and to obtain accurate market quotations.

4.   For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a high level of income and:

     o    plan to hold your investment for several years,

     o    can tolerate fluctuations in share price, and

     o have or plan to have other investments for the benefit of diversification.

5.   What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Income Fund are:

     Shareholder transaction expenses --
          Expenses charged directly to your account for various transactions.

          Sales Commission                                                 None

          Commissions to Reinvest Dividends                                None

          Redemption Fee                                                   None

          Exchange Fee                                                     None

     Annual Fund operating expenses --

          Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995.

          Investment management fee                                        0.62%

          12b-1 fees                                                       None

          Other expenses                                                   0.37%
                                                                           -----

          Total Fund operating expenses                                    0.99%
                                                                           =====

     Example:
          Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

             1 Year          3 Years          5 Years          10 Years
             ------          -------          -------          --------

              $10              $32              $55              $121

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

6.   How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on September 30, 1996 was 6.17%.

     THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total Returns for years ended December 31:
     BAR CHART DATA:

                         1986     14.75%
                         1987       .74
                         1988      8.91
                         1989     12.75
                         1990      8.32
                         1991     17.32
                         1992      6.74
                         1993     12.58
                         1994     -4.43
                         1995     18.54

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended September 30, 1996             5.08%       7.60%         8.38%

7.   Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Mr. Hutchinson has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Mr. Wohler has over 16 years' experience managing fixed-income investments and has been with Scudder since 1979.

8.   How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The current minimum initial investment is $1,000 ($500 for IRAs). Effective January 1, 1997, the minimum initial investment will be $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. After January 1, 1997, a shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

9.   How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

10.  When Are Distributions Made?

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

11.  What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

     o professional service from representatives who can answer your questions and execute your transactions

     o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions

     o    Scudder's quarterly shareholder newsletter, Scudder Perspectives

     o    regular, informative reports about the performance of your Fund

Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

[Image]       Scudder Income Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     January 1, 1997

     ----------------------------------------------------------------------

     1. What Is The Fund's Objective?

     Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

     2. What Does The Fund Invest In?

     The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The Fund may invest in municipal obligations. Proportions among the types of securities vary, depending on the prospects for income related to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors. It is a policy of the Fund to allocate investments among industries and companies. In seeking higher income, the majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities. However, the Fund has the flexibility to invest in securities within any maturity range and has consistently held investments with short and intermediate maturities as well as long maturities.

     Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. (Aaa, Aa, and A) or Standard & Poor's (AAA, AA and A), or if unrated, in bonds judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB-, or if unrated, of equivalent quality as determined by the adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

     3. What Are The Risks Of Investing In The Fund?

     The Fund's share price fluctuates with changes in interest rates and market conditions. The potential for price fluctuation is generally greater for funds investing in long-term securities. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     The Fund may hold unrated securities and securities rated below investment-grade (i.e., "junk bonds"). These securities carry a greater risk of default and more price volatility than securities rated investment-grade. In addition, the lack of a liquid secondary market for these securities may make it difficult for the Fund to dispose of these securities at the time it wishes to and to obtain accurate market quotations.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a high level of income and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price, and
        o have or plan to have other investments for the benefit of diversification.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Income Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995.

       Investment management fee                          0.62%

       12b-1 fees                                         None

                                                          0.37%
       Other expenses                                     ------

                                                          0.99%
       Total Fund operating expenses                      ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $32               $55               $121

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on December 31, 1996 was 5.95%.

     THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total Returns for years ended December 31:
     BAR CHART DATA:

                         1987       .74%
                         1988      8.91
                         1989     12.75
                         1990      8.32
                         1991     17.32
                         1992      6.74
                         1993     12.58
                         1994     -4.43
                         1995     18.54
                         1996      3.41

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended December 31, 1996              3.41%       7.08%          8.27%

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process.

     Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Mr. Hutchinson has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Mr. Wohler has over 16 years' experience managing fixed-income investments and has been with Scudder since 1979.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund



     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

[Image]       Scudder Income Fund Profile                    [Image]
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     April 1, 1997

     ----------------------------------------------------------------------

     1. What Is The Fund's Objective?

     Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

     2. What Does The Fund Invest In?

     The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The Fund may invest in municipal obligations. Proportions among the types of securities vary, depending on the prospects for income related to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors. It is a policy of the Fund to allocate investments among industries and companies. In seeking higher income, the majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities. However, the Fund has the flexibility to invest in securities within any maturity range and has consistently held investments with short and intermediate maturities as well as long maturities.

     Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. (Aaa, Aa, and A) or Standard & Poor's (AAA, AA and A), or if unrated, in bonds judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB-, or if unrated, of equivalent quality as determined by the adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

     3. What Are The Risks Of Investing In The Fund?

     The Fund's share price fluctuates with changes in interest rates and market conditions. The potential for price fluctuation is generally greater for funds investing in long-term securities. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     The Fund may hold unrated securities and securities rated below investment-grade (i.e., "junk bonds"). These securities carry a greater risk of default and more price volatility than securities rated investment-grade. In addition, the lack of a liquid secondary market for these securities may make it difficult for the Fund to dispose of these securities at the time it wishes to and to obtain accurate market quotations.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a high level of income and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price, and
        o have or plan to have other investments for the benefit of diversification.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Income Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995.

       Investment management fee                          0.62%

       12b-1 fees                                         None

                                                          0.37%
       Other expenses                                     ------

                                                          0.99%
       Total Fund operating expenses                      ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $32               $55               $121

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on March 31, 1997 was 6.34%.

          THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

     BAR CHART TITLE:  Total Returns for years ended December 31:
     BAR CHART DATA:

                         1987       .74%
                         1988      8.91
                         1989     12.75
                         1990      8.32
                         1991     17.32
                         1992      6.74
                         1993     12.58
                         1994     -4.43
                         1995     18.54
                         1996      3.41

     The Fund's Average Annual          One Year    Five Years     Ten Years
     Total Return for the period        ------------------------------------
     ended March 31, 1997                  4.94%      7.43%         7.99%


     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process.

     Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Mr. Hutchinson has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Mr. Wohler has over 16 years' experience managing fixed-income investments and has been with Scudder since 1979.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     [Image]

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

This prospectus sets forth concisely the information about Scudder Income Fund, a series of Scudder Portfolio Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.



Scudder
Income Fund



Prospectus
May 1, 1997







A pure no-load(TM) (no sales charges) mutual fund seeking a high level of income consistent with the prudent investment of capital.

  Expense information

 How to compare a Scudder pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in Scudder Income Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the year ended December 31, 1996.

     Investment management fee                                   0.61%
     12b-1 fees                                                   NONE
     Other expenses                                              0.37%
                                                                 ----
     Total Fund operating expenses                               0.98%
                                                                 ====


 Example
 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


             1 Year        3 Years        5 Years        10 Years
             ------        -------        -------        --------
               $10           $31            $54            $120


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

  Financial highlights


  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                    Years Ended December 31,
                                    1996(a)   1995     1994     1993     1992     1991     1990        1989     1988     1987
-------------------------------------------------------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ......................  $13.61   $12.32   $13.71   $13.48   $13.91   $12.82   $12.89      $12.41   $12.40   $13.41
                                    -------------------------------------------------------------------------------------------
Income from investment operations:     .80      .83      .84      .90      .95      .93     1.03        1.05     1.07     1.08
Net investment income
Net realized and unrealized gain
  (loss) on investments ..........    (.36)    1.41    (1.45)     .77     (.05)    1.22     (.01)        .49      .01     (.99)
                                    -------------------------------------------------------------------------------------------
Total from investment operations       .44     2.24     (.61)    1.67      .90     2.15     1.02        1.54     1.08      .09
                                    -------------------------------------------------------------------------------------------
Less distributions: ..............    (.81)    (.86)    (.76)    (.87)    (.93)    (.92)   (1.03)      (1.06)   (1.07)   (1.10)
From net investment income
From paid-in capital .............    --       --       --       --       --       --       (.06)(b)    --       --       --
From net realized gains on .......    (.09)    (.03)    --       (.45)    (.40)    (.14)    --          --       --       --
  investment transactions
In excess of net realized gains ..    --       (.06)    (.02)    (.12)    --       --       --          --       --       --
                                    -------------------------------------------------------------------------------------------
Total distributions ..............    (.90)    (.95)    (.78)   (1.44)   (1.33)   (1.06)   (1.09)      (1.06)   (1.07)   (1.10)
                                    -------------------------------------------------------------------------------------------

                                    -------------------------------------------------------------------------------------------
Net asset value, end of
  period .........................  $13.15   $13.61   $12.32   $13.71   $13.48   $13.91   $12.82      $12.89   $12.41   $12.40
-------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................    3.41    18.54    (4.43)   12.58     6.74    17.32     8.32       12.75     8.91      .74
Ratios and Supplemental Data
Net assets, end of period ........     579      578      463      509      457      403      302         272      245      242
  ($ millions)
Ratio of operating expenses to ...     .98      .99      .97      .92      .93      .97      .95         .93      .94      .94
  average daily net assets (%)
Ratio of net investment income to     6.01     6.35     6.43     6.32     7.05     7.13     8.21        8.23     8.53     8.37
  average daily net assets (%)
Portfolio turnover rate (%) ......    66.9    128.3     60.3    130.6    121.3    109.6     48.0        63.2     19.6     33.7

(a) Based on montly average shares outstanding during the period.

(b) Distribution made (as a result of foreign currency related gains on the disposition of foreign bonds) in order to avoid the payment of a 4% federal excise tax under International Revenue Code section 4982.

  A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                   /s/Daniel Pierce


  Scudder Income Fund


   Investment objective

o  a high level of income, consistent with the prudent investment of capital

   Investment characteristics

o a professionally managed portfolio of primarily high-grade bonds and other fixed-income securities

o  share price fluctuates as interest rates rise and fall

o  invests in longer-term securities for higher income

o  quarterly dividends

o  daily liquidity at current net asset value


  Contents

Investment objective and policies                      5
Why invest in the Fund?                                6
Additional information about policies
   and investments                                     6
Investment results                                     7
Purchases                                             12
Exchanges and redemptions                             13
Distribution and performance information              14
Fund organization                                     15
Transaction information                               15
Shareholder benefits                                  19
Trustees and Officers                                 23
Investment products and services                      24
How to contact Scudder                                25

  Investment objective and policies

Scudder Income Fund (the "Fund"), a diversified series of Scudder Portfolio Trust, seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. The Fund may invest, from time to time, in municipal obligations. There is no limitation as to the proportions of the portfolio which may be invested in each of these types of securities.


Proportions among the types of securities vary, depending on the prospects for income related to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates and other factors. However, it is a policy of the Fund to allocate investments among industries and companies. It is against the Fund's policy to make changes in the portfolio for short-term trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.


Investments

The majority of the Fund's assets are usually invested in intermediate- and long-term fixed-income securities. Long-term bonds have remaining maturities of longer than eight years and usually pay a higher rate of income than short-term fixed-income securities and common stocks. The Fund, however, has the flexibility to invest in securities within any maturity range and has consistently held investments with short and intermediate maturities as well as long maturities. The Fund may invest in bonds, notes, zero coupon securities, adjustable rate bonds, convertible bonds, preferred and convertible preferred securities, commercial paper, mortgage and asset-backed securities and other money market instruments and restricted securities such as private placements.


Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or Standard & Poor's ("S&P") (AAA, AA and A), or if unrated, in bonds judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB- or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent. During the fiscal year ended December 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio was rated as follows: 56% AAA, 4% AA, 20% A and 20% BBB. A large portion of the Fund's bond holdings may trade at substantial discounts from face value. (See "Risk factors.")


The Fund may also invest in U.S. Government securities which include:

o securities issued and backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds;

o securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government and those issued by agencies and instrumentalities which, while neither direct obligations of, nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and

o securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis.


The Fund may invest in foreign securities and certificates of deposit issued by foreign and domestic branches of U.S. banks. It may also invest in when-issued or forward delivery securities, indexed securities, repurchase agreements, restricted securities, dollar-roll transactions, and may engage in strategic transactions. More information about these investment techniques is provided under "Additional information about policies and investments."


The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of an investor's shares to be higher or lower than when purchased.


  Why invest in the Fund?


Scudder Income Fund seeks to provide investment income from a professionally managed portfolio consisting primarily of long-term, high-grade, fixed-income securities. Bonds purchased by the Fund will be primarily high-grade bonds: those rated Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or those of equivalent quality as determined by the Adviser. In return for accepting some risk associated with intermediate- and long-term high-grade fixed-income securities, you may earn a greater return on your investment than from a money market fund.

The Fund's emphasis on high-grade fixed-income securities along with the Adviser's professional management experience are important advantages associated with this Fund. The Fund may invest up to 20% of its assets in lower quality, so-called "junk bonds," which are considered to be predominantly speculative. The Fund's Adviser seeks to reduce risk through investment diversification and ongoing research and analysis. By focusing primarily on intermediate- and long-term securities, the Fund offers investors the possibility of earning a higher rate of income than is generally available from funds investing in short- and medium-term securities. However, the potential for price fluctuation is generally greater for funds investing in long-term securities.

Scudder, Stevens & Clark, Inc. has been researching and managing fixed-income investments since 1929 and currently oversees more than $55 billion in U.S. and foreign bonds. As America's oldest no-load mutual fund, Scudder Income Fund has not missed a quarterly dividend payment in over 60 years. In addition, the Fund offers all the benefits of the Scudder Family of Funds.


Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


  Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with


  Investment results
 ---------------------------------------------------------------------------------------------------------------------
 Annual Capital Changes*
   December 31,              Net Asset         Dividends      Capital Gains       Capital        One Year Average
                            Value/Share                       Distributions       Change        Annual Total Return
       1986                   $13.41             $1.22             --               +4.60%            +14.75%
       1987                    12.40              1.10             --              -7.53              +0.74
       1988                    12.41              1.07             --              +0.08              +8.91
       1989                    12.89              1.06             --              +3.87             +12.75
       1990                    12.82              1.09             --              -0.54              +8.32
       1991                    13.91              0.92          $0.14              +9.40             +17.32
       1992                    13.48              0.93           0.40              -0.23              +6.74
       1993                    13.71              0.87           0.57              +5.93             +12.58
       1994                    12.32              0.76           0.02             -10.00              -4.43
       1995                    13.16              0.86           0.09             +11.16             +18.54
       1996                    13.15               .81            .09              -2.72              +3.41
 ---------------------------------------------------------------------------------------------------------------------
 Growth of a                                                                            Total Return
 $10,000                                                                      ----------------------------------
 Investment                Years Ended         Value of
                          December 31,     Initial $10,000                                            Average
                              1996            Investment                        Cumulative            Annual
                       -----------------------------------------------------------------------------------------
                              One Year          $10,341                             +3.41%            +3.41%
                            Five Years           14,079                           +40.79             +7.08
                             Ten Years           22,131                          +121.31             +8.27



"Growth of a $10,000 Investment" includes reinvestment of dividends and capital gains distributions, if any. *For definition of "capital change" please see
"Distribution and performance information."

The investment return and principal value of the Fund's shares represent past performance and will vary due to market conditions, and the shares may be worth more or less at redemption than at original purchase.
---------------------------------------------------------------------------------------------------------------------


reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date at the same price. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy the securities.

Mortgage and other asset-backed securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the Fund may invest in mortgage-backed securities issued by other issuers, such as the Federal National Mortgage Association (FNMA), which are not guaranteed by the U.S. Government. Moreover, the Fund may invest in debt securities which are secured with collateral consisting of mortgage-backed securities and in other types of mortgage-related securities.

The Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Zero coupon securities

The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their maturity value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their maturity value.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/ dealers. Under a repurchase agreement the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund. The Fund may invest in certificates of deposit issued by foreign and domestic branches of U.S. banks.


Real estate investment trusts

The Fund may purchase instruments such as real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


Risks of debt securities rated below investment-grade: Securities rated below investment-grade (those rated lower than Baa3 or BBB-) are commonly referred to as "junk bonds". These securities can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.


Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security.

In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

(Continued on page 14)

  Purchases


 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.


 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a
 letter of payable to "The instruction including your account number and the complete Fund name, to Scudder Funds." the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts



                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------


 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.


                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.


                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 11)

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


  Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income quarterly in April, July, October and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made within three months of the Fund's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

  Fund organization

Scudder Income Fund is a diversified series of Scudder Portfolio Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in September 1984 and on December 31, 1984 assumed the business of its predecessor, which was organized as a Massachusetts corporation in 1928.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Adviser receives an investment management fee for these services. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


For the year ended December 31, 1996, the Adviser received an investment management fee of 0.61% of the Fund's average daily net assets on an annual basis.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Purchase Restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.


Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number.

The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Income Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Mr. Hutchinson has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Mr. Wohler has over 17 years' experience managing fixed-income investments and has been with Scudder since 1979.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


   o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


   o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

   o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

   o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.


   o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.


   o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Trustees and Officers

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
    Trustee

David S. Lee*
    Vice President and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration,
    Northeastern University, College of Business Administration

Jean C. Tempel
    Trustee; Director, General Partner,
    TL Ventures


Kelly D. Babson*
    Vice President


Jerard K. Hartman*
    Vice President

William M. Hutchinson*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and
    Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer


* Scudder, Stevens & Clark, Inc.

  Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

  How to contact Scudder

Account Service and Information:

    For existing account service and transactions

             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com

             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans

             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

    To receive information about this discount brokerage service and to obtain an application

             Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

    To receive information about this mutual fund portfolio guidance and management program

             Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

             The Scudder Funds
             P.O. Box 2291
             Boston, Massachusetts
             02107-2291

Or Stop by a Scudder Funds Center:

    Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

              Boca Raton       Chicago           San Francisco
              Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

[Image]      Scudder Balanced Fund Profile                    [Image]
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     November 15, 1996

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.

     2. What Does The Fund Invest In?

     The Fund invests in a diversified portfolio of equity and fixed-income securities issued by medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million and which, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc., offer above-average potential for price appreciation. The Fund will, on occasion, adjust its mix of investments among equity securities, bonds and cash reserves. In reallocating investments, the Fund's adviser weighs the relative values of different asset classes and expectations for future returns. Shifts between stocks and fixed-income investments are expected to occur in generally small increments. Normally 50% to 75% of the Fund's assets will be invested in common stocks and other equity investments which include preferred stocks, warrants and securities convertible into common stocks. At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories of Standard & Poor's (A+, A, or A-) or, if unrated, are judged to be of comparable quality by Scudder.

     To enhance income and stability, the Fund will normally invest 25% to 50% of its net assets in investment-grade fixed-income securities. At least 75% of the value of the Fund's debt securities will be high-grade: rated Aaa, Aa and A by Moody's Investors Service, Inc. or AAA, AA and A by S&P, or, if unrated, of equivalent quality as determined by the adviser. The Fund may invest in a broad range of corporate bonds and notes, convertible bonds and preferred and convertible preferred securities.

     The Fund may invest in foreign securities that are similar to its domestic holdings.

     3. What Are The Risks Of Investing In The Fund?

     The Fund is designed as a conservative long-term investment program that is intended, generally, to have less risk than a Fund investing exclusively in common stocks. Nonetheless, movements in the stock and bond markets will affect the Fund's share price, which is likely to vary from day to day. The value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the fund. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a balance of growth and income, long-term preservation of capital and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price,
        o have or plan to have other investments for the benefit of diversification, and
        o understand the risk of stock market investing.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Balanced Fund are:

       Shareholder transaction expenses -
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses (after expense maintenance) - Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995, during which Scudder maintained the total annualized expenses of the Fund at not more than 1.00% of average daily net assets. Had Scudder not done so, total operating expenses would have amounted to 1.40%, including 0.70% for management fees. Scudder will continue this expense maintenance until April 30, 1997.

       Investment management fee (after waiver)           0.30%

       12b-1 fees                                         None

       Other expenses                                     0.70%
                                                          ------

       Total Fund operating expenses                      1.00%
                                                          ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $32               $55               $122

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed since it commenced operations on January 4, 1993, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

     A BAR CHART WAS INSERTED HERE. THE CAPTION AND DATA FROM THIS CHART ARE LISTED BELOW:

                   Total returns for years ended December 31:

                             1994       -2.39%
                             1995       26.48

     BAR CHART ENDS HERE

                     The Fund's Average Annual Total Return
                    for the period ended September 30, 1996

                            One Year          13.20%
                            Life of Fund       9.38


     If the adviser had not maintained the Fund's expenses, average annual total return for the one year and life of Fund periods would have been lower.

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process.

     Lead Portfolio Manager Valerie F. Malter is responsible for the Fund's investment strategy and daily operation. Ms. Malter joined Scudder in 1995 and has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, specializes in the quality growth discipline of equity investing. Prior to joining Scudder in 1991, Mr. Beaty spent 11 years in the securities brokerage business. Michael K. Shields, Portfolio Manager, joined the Fund in May 1995. Mr. Shields has been a portfolio manager on other equity funds at Scudder since joining the firm in 1992, and has 14 years of experience in finance and banking. Portfolio Manager William M. Hutchinson heads up the Fund's fixed-income investment strategy and security selection. Mr. Hutchinson, who has been with the Fund since its introduction and Scudder since 1986, has over 20 years of investment experience.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The current minimum initial investment is $1,000 ($500 for IRA's). Effective January 1, 1997, the minimum initial investment will be $2,500 ($1,000 for IRA's), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. After January 1, 1997, a shareholder who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time a shareholder has owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     [Image]

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

[Image]      Scudder Balanced Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     January 1, 1997

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.

     2. What Does The Fund Invest In?

     The Fund invests in a diversified portfolio of equity and fixed-income securities issued by medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million and which, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc., offer above-average potential for price appreciation. The Fund will, on occasion, adjust its mix of investments among equity securities, bonds and cash reserves. In reallocating investments, the Fund's adviser weighs the relative values of different asset classes and expectations for future returns. Shifts between stocks and fixed-income investments are expected to occur in generally small increments. Normally 50% to 75% of the Fund's assets will be invested in common stocks and other equity investments which include preferred stocks, warrants and securities convertible into common stocks. At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories of Standard & Poor's (A+, A, or A-) or, if unrated, are judged to be of comparable quality by Scudder.

     To enhance income and stability, the Fund will normally invest 25% to 50% of its net assets in investment-grade fixed-income securities. At least 75% of the value of the Fund's debt securities will be high-grade: rated Aaa, Aa and A by Moody's Investors Service, Inc. or AAA, AA and A by S&P, or, if unrated, of equivalent quality as determined by the adviser. The Fund may invest in a broad range of corporate bonds and notes, convertible bonds and preferred and convertible preferred securities.

     The Fund may invest in foreign securities that are similar to its domestic holdings.

     3. What Are The Risks Of Investing In The Fund?

     The Fund is designed as a conservative long-term investment program that is intended, generally, to have less risk than a Fund investing exclusively in common stocks. Nonetheless, movements in the stock and bond markets will affect the Fund's share price, which is likely to vary from day to day. The value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the fund. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a balance of growth and income, long-term preservation of capital and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price,
        o have or plan to have other investments for the benefit of diversification, and
        o understand the risk of stock market investing.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Balanced Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses (after expense maintenance) -- Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995, during which Scudder maintained the total annualized expenses of the Fund at not more than 1.00% of average daily net assets. Had Scudder not done so, total operating expenses would have amounted to 1.40%, including 0.70% for management fees. Scudder will continue this expense maintenance until April 30, 1997.

       Investment management fee (after waiver)           0.30%

       12b-1 fees                                         None

       Other expenses                                     0.70%
                                                          ------

       Total Fund operating expenses                      1.00%
                                                          ====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $32               $55               $122

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed since it commenced operations on January 4, 1993, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

      THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE
      BAR CHART TITLE:

                   Total returns for years ended December 31:

                             1994       -2.39%
                             1995       26.48
                             1996       11.54

     BAR CHART ENDS HERE

                     The Fund's Average Annual Total Return
                    for the period ended December 30, 1996

                            One Year          11.54%
                            Life of Fund       9.45%


     If the adviser had not maintained the Fund's expenses, average annual total return for the one year and life of Fund periods would have been lower.

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process.

     Lead Portfolio Manager Valerie F. Malter is responsible for the Fund's investment strategy and daily operation. Ms. Malter joined Scudder in 1995 and has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, specializes in the quality growth discipline of equity investing. Prior to joining Scudder in 1991, Mr. Beaty spent 11 years in the securities brokerage business. Michael K. Shields, Portfolio Manager, joined the Fund in May 1995. Mr. Shields has been a portfolio manager on other equity funds at Scudder since joining the firm in 1992, and has 14 years of experience in finance and banking. Portfolio Manager William M. Hutchinson heads up the Fund's fixed-income investment strategy and security selection. Mr. Hutchinson, who has been with the Fund since its introduction and Scudder since 1986, has over 20 years of investment experience.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time a shareholder has owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund


     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

[Image]      Scudder Balanced Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     April 1, 1997

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.

     2. What Does The Fund Invest In?

     The Fund invests in a diversified portfolio of equity and fixed-income securities issued by medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million and which, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc., offer above-average potential for price appreciation. The Fund will, on occasion, adjust its mix of investments among equity securities, bonds and cash reserves. In reallocating investments, the Fund's adviser weighs the relative values of different asset classes and expectations for future returns. Shifts between stocks and fixed-income investments are expected to occur in generally small increments. Normally 50% to 75% of the Fund's assets will be invested in common stocks and other equity investments which include preferred stocks, warrants and securities convertible into common stocks. At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories of Standard & Poor's (A+, A, or A-) or, if unrated, are judged to be of comparable quality by Scudder.

     To enhance income and stability, the Fund will normally invest 25% to 50% of its net assets in investment-grade fixed-income securities. At least 75% of the value of the Fund's debt securities will be high-grade: rated Aaa, Aa and A by Moody's Investors Service, Inc. or AAA, AA and A by S&P, or, if unrated, of equivalent quality as determined by the adviser. The Fund may invest in a broad range of corporate bonds and notes, convertible bonds and preferred and convertible preferred securities.

     The Fund may invest in foreign securities that are similar to its domestic holdings.

     3. What Are The Risks Of Investing In The Fund?

     The Fund is designed as a conservative long-term investment program that is intended, generally, to have less risk than a Fund investing exclusively in common stocks. Nonetheless, movements in the stock and bond markets will affect the Fund's share price, which is likely to vary from day to day. The value of your investment may decline as a result of declines in the overall stock market or in the types of securities held in the fund. You incur principal risk when you invest because your shares, when sold, may be worth more or less than what you paid for them.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking a balance of growth and income, long-term preservation of capital and:

        o plan to hold your investment for several years,
        o can tolerate fluctuations in share price,
        o have or plan to have other investments for the benefit of diversification, and
        o understand the risk of stock market investing.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder Balanced Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses (after expense maintenance) -- Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended December 31, 1995, during which Scudder maintained the total annualized expenses of the Fund at not more than 1.00% of average daily net assets. Had Scudder not done so, total operating expenses would have amounted to 1.40%, including 0.70% for management fees. Scudder will continue this expense maintenance until April 30, 1997.

       Investment management fee (after waiver)           0.30%

       12b-1 fees                                         None

       Other expenses                                     0.70%
                                                          -----

       Total Fund operating expenses                      1.00%
                                                          =====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $32               $55               $122

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed since it commenced operations on January 4, 1993, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.

      THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE
      BAR CHART TITLE:

                   Total returns for years ended December 31:

      BAR CHART DATA:

                             1994       -2.39%
                             1995       26.48
                             1996       11.54

                      The Fund's Average Annual Total Return
                       for the period ended March 31, 1997

                            One Year           7.88%
                            Life of Fund       8.70%

     If the adviser had not maintained the Fund's expenses, average annual total return for the one year and life of Fund periods would have been lower.

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process.

     Lead Portfolio Manager Valerie F. Malter is responsible for the Fund's investment strategy and daily operation. Ms. Malter joined Scudder in 1995 and has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, specializes in the quality growth discipline of equity investing. Prior to joining Scudder in 1991, Mr. Beaty spent 11 years in the securities brokerage business. Michael K. Shields, Portfolio Manager, joined the Fund in May 1995. Mr. Shields has been a portfolio manager on other equity funds at Scudder since joining the firm in 1992, and has 14 years of experience in finance and banking. Portfolio Manager William M. Hutchinson heads up the Fund's fixed-income investment strategy and security selection. Mr. Hutchinson, who has been with the Fund since its introduction and Scudder since 1986, has over 20 years of investment experience.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     The Fund typically makes dividend distributions in April, July, October and December. Capital gains distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time a shareholder has owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

This prospectus sets forth concisely the information about Scudder Balanced Fund, a series of Scudder Portfolio Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Balanced
Fund


Prospectus
May 1, 1997


A pure no-load(TM) (no sales charges) mutual fund which seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed-income securities.

 Expense information

 How to compare a Scudder pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in Scudder Balanced Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Redemption fees                                                NONE*
     Fees to exchange shares                                        NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended December 31, 1996.


     Investment management fee                                      ____%**

     12b-1 fees                                                     NONE

     Other expenses                                                 ____%
                                                                   ------

     Total Fund operating expenses                                  1.00%**
                                                                   ------
                                                                   ------

 Example
 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year             3 Years             5 Years              10 Years
     ------             -------             -------              --------
       $10                $32                 $55                  $122

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until ____________________, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.00% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee 0.70%, other expenses 0.67%, and total Fund operating expenses 1.37% for the fiscal year ended December 31, 1996

 Financial highlights

 The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

 If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                   For the Period
                                                                                                   January 4, 1993
                                                                                                  (commencement of
                                                                                                   operations) to
                                                             Years Ended December 31,                December 31,
                                                      1996(a)          1995           1994               1993
  -------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                $14.12          $11.63         $12.23            $12.00
  Income from investment operations:
  Net investment income                                  .36             .32            .31              .26
  Net realized and unrealized gain on investments       1.25            2.74          (.60)              .23
  Total from investment operations                      1.61            3.06          (.29)              .49
  Less distributions from:
  Net investment income                                (.34)           (.32)          (.31)            (.26)
  Net realized gains on investment transactions        (.79)           (.25)             --               --
  Total distributions                                 (1.13)           (.57)          (.31)            (.26)

  Net asset value, end of period                      $14.60          $14.12         $11.63            $12.23
  -------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
  Total Return (%)                                     11.54           26.48         (2.39)            4.12*
  Ratios and Supplemental Data
  Net assets, end of period ($ millions)                 110              90             66               64
  Ratio of operating expenses, net to average           1.00            1.00           1.00             1.00
     daily net assets (%)
  Ratio of operating expenses before expense            1.37            1.40           1.47             1.53
     reductions, to average daily net assets (%)
  Ratio of net investment income to average             2.42            2.51           2.66             2.43
     daily net assets (%)
  Portfolio turnover rate (%)                           69.7           103.3          105.4             99.3
  Average commission rate paid (b)                    $.0551          $   --         $   --            $  --


  (a)Based on monthly average shares outstanding during the period.

  (b)Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after September 1, 1995.

  *  Not Annualized

 A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce


 Scudder Balanced Fund

 Investment objectives

o a balance of growth and income from a diversified portfolio of equity and fixed-income securities

o long-term preservation of capital through a quality-oriented investment approach designed to reduce risk

 Investment characteristics

o   a broadly diversified program of seasoned stocks and investment-grade bonds

o balances growth potential of stocks with income and relative stability provided by fixed-income securities

o appropriate for many IRA, 401(k), 403(b) and other retirement plans quarterly dividends



 Contents

Investment objectives and policies                     5

Why invest in the Fund?                                7

Additional information about policies
   and investments                                     7

Purchases                                             12

Exchanges and redemptions                             13

Distribution and performance information              14

Fund organization                                     15

Transaction information                               16

Shareholder benefits                                  20

Trustees and Officers                                 23

Investment products and services                      24

How to contact Scudder                                25

Investment objectives and policies

Scudder Balanced Fund (the "Fund"), a diversified series of Scudder Portfolio Trust, seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

The Fund is intended to provide--through a single investment--access to a wide variety of seasoned stock and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effect of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price.


Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.


Investments

In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's remaining assets are allocated to investment-grade bonds and other fixed-income securities, including cash reserves.


For liquidity and temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments. It is impossible to predict for how long such alternate strategies may be utilized.


The Fund will, on occasion, adjust its mix of investments among equity securities, bonds and cash reserves. In reallocating investments, the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world and other related factors.

The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in this prospectus. The Fund is designed as a conservative long-term investment program.

While the Fund emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Fund's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may engage in strategic transactions. See "Additional information about policies and investments" for more information.

Equity investments


The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's 500 Composite Price Index ("S&P 500").

The Fund will invest primarily in securities issued by medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million and which, in the opinion of the Adviser, offer above-average potential for price appreciation. The Fund seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and companies selling at attractive market valuations. The Adviser believes that companies with these characteristics will be rewarded by the market with higher stock prices over time and provide investment returns, on average, in excess of the S&P 500.

At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A, or A-) of Standard & Poor's ("S&P"), or if not ranked by S&P, judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position and earnings prospects.

Fixed-income investments


To enhance income and stability, the Fund will normally invest 25% to 50% of its net assets in investment-grade fixed-income securities. However, at least 25% of the Fund's net assets will always be invested in fixed-income securities. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. and non-U.S. dollar denominated), mortgage-backed and other asset-backed securities, municipal obligations, zero coupon securities, indexed securities and restricted securities issued in private placements and engage in dollar roll transactions.

For liquidity and temporary defensive purposes, the Fund may invest without limit in other money market securities such as commercial paper, bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks and in other short-term investments. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.


At least 75% of the value of the Fund's debt securities will be high grade, that is, rated within the three highest quality ratings categories of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the Adviser at the time of purchase. Securities must also meet credit standards applied by the Adviser. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. A large portion of the Fund's bond holdings may trade at substantial discounts from face value. (See "Risk factors.") More information about investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?

The Fund is designed for individuals and institutions desiring a single investment that provides access to a balanced portfolio of both stocks and bonds. Many investors do not have the time or inclination to create a balanced portfolio on their own as well as to continuously change their investments in reaction to changing market conditions. The Adviser's professional management team selects stock and bond investments and determines the amount of the Fund's assets that should be invested in each category.

The Fund represents a conservative investment program that is intended, generally, to have less risk than a fund investing exclusively in common stocks. Common stocks in the Fund offer growth potential to help investors keep pace with inflation. The Fund's bond holdings and other fixed-income investments, however, are intended to provide income and a measure of principal stability to help cushion the Fund's returns during periods of stock market volatility or weakness. The stock and bond components of the Fund are intended to be complementary, and provide diversification with the potential for less risk than a portfolio of equity securities, yet higher long-term return potential than is available from fixed-income investments alone.

The Adviser uses fundamental and quantitative research techniques in pursuit of quality investments for the Fund. The Fund's stock component consists principally of the equity securities of seasoned, financially-sound U.S. companies with records of solid growth. As for its bond holdings, the Fund invests primarily in high-grade securities and will not acquire junk bonds.


While the Fund emphasizes quality investments and maintains a balance of stocks and bonds, investors should be aware that its price will fluctuate with changing stock and bond market conditions. A balanced fund, by its very nature, is designed for investors with a long-term investment horizon. The Fund may be especially appropriate for IRAs, Keoghs, 401(k) and 403(b) plans, and other tax-advantaged retirement vehicles. For many years, large pension plans have successfully used a balanced investment strategy to produce attractive long-term returns with moderate risk. The Adviser currently manages more than $__ billion in balanced portfolios for over 3,000 institutional and private accounts.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Mortgage and other asset-backed securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the Fund may invest in mortgage-backed securities issued by other issuers, such as the Federal National Mortgage Association (FNMA), which are not guaranteed by the U.S. Government. Moreover, the Fund may invest in debt securities which are secured with collateral consisting of mortgage-backed securities and in other types of mortgage-related securities.

The Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date at the same price. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy the securities.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the securities may be more or less than the purchase price.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Convertible securities purchased by the Fund must be rated investment-grade, or if unrated, judged to be of equivalent quality by the Adviser. Investment-grade convertible securities are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of the Fund. The Fund may invest in certificates of deposit issued by foreign and domestic branches of U.S. banks.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.


Zero coupon securities

The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their maturity value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their maturity value.

Real estate investment trusts

The Fund may purchase instruments such as real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strate-gies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.


Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.


Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.


Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible

(Continued on page 14)

Purchases
 -----------------------------------------------------------------------------------------------------------------------


 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder
                                                 P.O. Box 2291                            Service Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
 payable to "The                             letter of instruction including your account number and the
 Scudder Funds."                             complete Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund  account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a
                        Investment Plan      regular basis through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163 for more information and an enrollment form.
 -----------------------------------------------------------------------------------------------------------------------

                                       12

Exchanges and redemptions
 -----------------------------------------------------------------------------------------------------------------------


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts


                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).
                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.


                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming shares  o By Telephone     To speak with a service representative,  call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.


                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.


                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                     Plan
-----------------------------------------------------------------------------------------------------------------------

(Continued from page 11)

default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income quarterly in April, July, October and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made within three months of the Fund's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time a shareholder has owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of the Fund refers to income generated by an investment in the Fund over a specified 30-day (one month) period. Yield is expressed as an annualized percentage. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions, but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Balanced Fund is a diversified series of Scudder Portfolio Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in September 1984 and on December 31, 1984 assumed the business of its predecessor, which was organized as a Massachusetts corporation in 1928.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Fund pays the Adviser an annual fee of 0.70% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets of the Fund until
___________________.

For the fiscal year ended December 31, 1996, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annual basis.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.


If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Purchase Restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.


Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Balanced Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager Valerie F. Malter is responsible for the Fund's investment strategy and daily operation. Ms. Malter joined Scudder in 1995 and has 10 years of experience as an analyst covering a wide range of industries, and four years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations.


Portfolio Manager William M. Hutchinson heads up the Fund's fixed-income investment strategy and security selection. Mr. Hutchinson, who has been with the Fund since its introduction and Scudder since 1986, has over 20 years of investment experience.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o 401(k)Plans.401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.



  o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.


  o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
    Trustee

David S. Lee*
    Vice President and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University, College of Business Administration

Jean C. Tempel
    Trustee; Director, General Partner, TL Ventures


Kelly D. Babson*
    Vice President


Jerard K. Hartman*
    Vice President

William M. Hutchinson*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer



*Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust


Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

   For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

   For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

   For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

   For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com

            Scudder's World Wide Web Site -- http://funds.scudder.com

   For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

   To receive information about this discount brokerage service and to obtain an application

            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

   To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

   The Scudder Funds
   P.O. Box 2291
   Boston, Massachusetts
   02107-2291

Or Stop by a Scudder Funds Center:

   Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc.,Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061-- Member NASD/SIPC.

                              SCUDDER BALANCED FUND


         A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund,
             which Seeks a Balance of Growth and Income, as well as
                     Long-Term Preservation of Capital, from
                      a Diversified Portfolio of Equity and
                             Fixed-Income Securities

                                       and

                               SCUDDER INCOME FUND


         A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund,
               Seeking a High Level of Income Consistent with the
                          Prudent Investment of Capital







--------------------------------------------------------------------------------



                             STATEMENT OF ADDITIONAL INFORMATION

                                         May 1, 1997



--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Balanced Fund and Scudder Income Fund each dated May 1, 1997, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                      TABLE OF CONTENTS

                                                                                                                   Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objectives and Policies of Scudder Balanced Fund..........................................1
         Investments..................................................................................................1
         Equity Investments...........................................................................................1
         Fixed-Income Investments.....................................................................................2
         General Investment Objective and Policies of Scudder Income Fund.............................................2
         Investments and Investment Techniques........................................................................3
         Convertible Securities......................................................................................12
         Depositary Receipts.........................................................................................12
         Investment Restrictions.....................................................................................19
         Other Investment Policies...................................................................................20

PURCHASES............................................................................................................22
         Additional Information About Opening An Account.............................................................22
         Additional Information About Making Subsequent Investments..................................................22
         Additional Information About Making Subsequent Investments by AutoBuy.......................................23
         Checks......................................................................................................23
         Wire Transfer of Federal Funds..............................................................................23
         Share Price.................................................................................................24
         Share Certificates..........................................................................................24
         Other Information...........................................................................................24

EXCHANGES AND REDEMPTIONS............................................................................................24
         Exchanges...................................................................................................24
         Redemption by Telephone.....................................................................................25
         Redemption By AutoSell......................................................................................26
         Redemption by Mail or Fax...................................................................................26
         Redemption-In-Kind..........................................................................................27
         Other Information...........................................................................................27

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................28
         The Pure No-Load(TM) Concept................................................................................28
         Internet access.............................................................................................29
         Dividend and Capital Gain Distribution Options..............................................................29
         Diversification.............................................................................................30
         Scudder Funds Centers.......................................................................................30
         Reports to Shareholders.....................................................................................30
         Transaction Summaries.......................................................................................30

THE SCUDDER FAMILY OF FUNDS..........................................................................................30

SPECIAL PLAN ACCOUNTS................................................................................................34
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase  Pension Plans for
              Corporations and Self-Employed Individuals.............................................................34
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan  for Corporations and
              Self-Employed Individuals..............................................................................34
         Scudder IRA:  Individual Retirement Account.................................................................35
         Scudder 403(b) Plan.........................................................................................36
         Automatic Withdrawal Plan...................................................................................36
         Group or Salary Deduction Plan..............................................................................36
         Automatic Investment Plan...................................................................................36
         Uniform Transfers/Gifts to Minors Act.......................................................................37

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................37

                                       i

                                      TABLE OF CONTENTS (continued)
                                                                                                                   Page

PERFORMANCE INFORMATION..............................................................................................37
         Average Annual Total Return.................................................................................37
         Cumulative Total Return.....................................................................................38
         Total Return................................................................................................39
         Capital Change..............................................................................................39
         Yield for Scudder Income Fund...............................................................................39

ORGANIZATION OF THE FUNDS............................................................................................43

INVESTMENT ADVISER...................................................................................................44
         Personal Investments by Employees of the Adviser............................................................46

TRUSTEES AND OFFICERS................................................................................................46

REMUNERATION.........................................................................................................48
         Responsibilities of the Board--Board and Committee Meetings.................................................48
         Compensation of Officers and Trustees.......................................................................49

DISTRIBUTOR..........................................................................................................49

TAXES................................................................................................................50

PORTFOLIO TRANSACTIONS...............................................................................................54
         Brokerage Commissions.......................................................................................54
         Portfolio Turnover..........................................................................................55

NET ASSET VALUE......................................................................................................55

ADDITIONAL INFORMATION...............................................................................................56
         Experts.....................................................................................................56
         Shareholder Indemnification.................................................................................56
         Other Information...........................................................................................56

FINANCIAL STATEMENTS.................................................................................................58
         Scudder Balanced Fund.......................................................................................58
         Scudder Income Fund.........................................................................................58

APPENDIX
         Ratings of Municipal and Corporate Bonds
         Standard & Poor's Earnings and Dividend Rankings for Common Stocks

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in each Funds' prospectus.)

         Scudder Balanced Fund and Scudder Income Fund (each a "Fund," collectively, the "Funds"), are series of Scudder Portfolio Trust (the "Trust"), a pure no-load(TM), diversified, open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

General Investment Objectives and Policies of Scudder Balanced Fund

         Scudder Balanced Fund ("Balanced Fund") seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented investment approach designed to reduce risk.

         The Fund is intended to provide--through a single investment--access to a wide variety of seasoned stock and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effects of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price. While the Fund maintains a balanced investment program, its price can fluctuate daily with changes in stock market levels, interest rates and other factors. There can be no assurance that the Fund's objectives will be met.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed by a vote of the Fund's Trustees without a shareholder vote.

Investments


         In seeking its objectives of a balance of growth and income as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. The Fund invests, under normal circumstances, 50% to 75% of its net assets in common stocks and other equity investments. The Fund's remaining assets are allocated to investment-grade bonds and other fixed-income securities, including cash reserves. For temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments. It is impossible to predict for how long such alternate strategies may be utilized.


         The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), weighs the relative values of different asset classes and expectations for future returns. In doing so, the Adviser analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors.

         The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in the Fund's prospectus and this Statement of Additional Information. The Fund is designed as a conservative long-term investment program.

         While the Fund emphasizes U.S. equity and debt securities, it may invest a portion of its assets in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. The international component of the Fund's investment program is intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

         In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may utilize various other strategic transactions. Please refer to "Strategic Transactions and Derivatives" for more information.

Equity Investments

         The Fund normally invests at least 50%, but no more than 75%, of its net assets in equity securities. The Fund's equity investments generally consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the Adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's 500 Composite Price Index ("S&P 500"). The Fund invests primarily in securities issued by medium-to-large size domestic companies with annual revenues or market capitalization of at least $600 million and, in the opinion of the Adviser, offer above-average potential for price appreciation. The Fund seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and, companies selling at attractive market valuations. The Adviser believes that companies with these characteristics will be rewarded by the market with higher stock prices over time and provide investment returns, on average, in excess of the S&P 500.

         At least 65% of the value of the Fund's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A or A-) of Standard & Poor's ("S&P"), or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P's rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

Fixed-Income Investments


         To enhance income and stability, the Fund normally invests 25% to 50% of its net assets in investment-grade fixed-income securities. However, at least 25% of the Fund's net assets will always be invested in fixed-income securities. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. dollar and non-U.S. dollar denominated), mortgage-backed and other asset-backed securities, municipal obligations, zero coupon securities, indexed securities, restricted securities issued in private placements, and engage in dollar-roll transactions.


         For liquidity and defensive purposes, the Fund may invest in money market securities such as commercial paper, banker's acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.


         The Fund's fixed-income component is of high quality. At least 75% of the value of the Fund's debt securities will be high grade, that is, rated within the three highest quality ratings of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the Adviser at the time of purchase. Securities must also meet credit standards applied by the Adviser. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. (See "APPENDIX.")


General Investment Objective and Policies of Scudder Income Fund

         The investment objective of Scudder Income Fund ("Income Fund") is to earn a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         The Fund invests primarily in a broad range of high-grade income-producing securities such as corporate bonds and government securities. The Fund may invest, from time to time, in convertible bonds, preferred stock, convertible preferred securities, fixed and adjustable rate bonds, debentures (convertible and non-convertible), stripped coupons and bonds, zero coupon securities, commercial paper and other money market instruments, asset-backed bonds and certificates, mortgage bonds and pass-through certificates, corporate notes (including convertible notes), equipment trust certificates, the bond portion of units with stock, or warrants to buy stock attached. The Fund may also invest, from time to time, in municipal obligations and restricted securities such as private placements. Proportions among the types of securities held by the Fund will vary from time to time depending on the judgment of the Fund's Adviser, as to the prospects of income related to the outlook for the economy and the securities markets, the quality of investments available, the level of interest rates, and other factors. However, it is a policy of the Fund to allocate its investments among industries and companies. The securities in which the Fund may invest are further described below and under "Investment objective and policies" and "Additional information about policies and investments" in the Fund's prospectus.

         Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or Standard & Poor's ("S&P") (AAA, AA and A), or if unrated, in bonds judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa3 or BBB- or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

         Securities rated below investment-grade (those rated lower than Baa3 or BBB-) are commonly referred to as "junk bonds". These securities can entail greater price volatility and involve a higher degree of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

         Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed by the Trustees without a shareholder vote.

Investments and Investment Techniques


High Yield, High Risk Securities. Income Fund may invest in below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, which may carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."


Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself. (See "TAXES.")

Real Estate Investment Trusts. The Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Mortgage-Backed Securities and Mortgage Pass-Through Securities. Each Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Funds to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of each Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets each Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet each Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO"s). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Funds will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of each Fund's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with each Fund's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with each Fund's investment objectives and policies, a Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Each Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability and would be subject to each Fund's restriction on restricted or illiquid securities. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. Each Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest on the when-issued or forward delivery securities accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that their net asset values or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Funds may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Funds have no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of each Fund's total assets.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Funds to earn income on funds for periods as short as overnight. It is an arrangement under which the Funds acquire a security ("Obligation") and the seller (i.e. the bank or the broker-dealer) agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price upon repurchase. In either case, the income to the Funds is unrelated to the interest rate on the Obligation itself. Obligations will be held by each Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Funds to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Funds subject to a repurchase agreement as being owned by the Funds or as being collateral for a loan by the Funds to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Funds may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Funds have not perfected a security interest in the Obligation, the Funds may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Funds would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Funds may incur a loss if the proceeds to the Funds of their sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the Obligation to deliver additional securities so that the value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase Commitments. Each Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Funds may purchase. Such transactions may not provide the Funds with collateral marked-to-market during the term of the commitment.

Dollar Roll Transactions. Each Fund may enter into "dollar roll" transactions, which consist of the sale by the Funds to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Funds receive a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Funds agree to buy a security on a future date.

         The Funds will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions. Each Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Funds because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while the Funds receive a fee as consideration for agreeing to repurchase the security, the Funds forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging the Funds interest on their borrowing. Further, although the Funds can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of each Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Funds' right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Funds are able to purchase them. Similarly, the Funds may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Funds, the security that the Funds are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Funds' use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with counterparties selected pursuant to such guidelines.

Lending of Portfolio Securities. Each Fund may seek to increase their income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Funds have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Funds continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 30% of the value of each Fund's total assets at the time any loan is made. The Funds have no current intention of making loans of portfolio securities that would amount to greater than 5% of each Fund's total assets.

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which the Funds may invest when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of each Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect each Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, a Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Funds' investment performance.

Convertible Securities

         Balanced Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed-income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts

         Balanced Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.


         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid high grade assets with their custodian State Street Bank and Trust Company (the "Custodian") to the extent that obligations of the Funds are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid, high grade assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid securities denominated in that currency equal to that Fund's obligations or to segregate liquid high grade assets equal to the amount of that Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         Balanced Fund is under no restriction as to the amount of portfolio securities which may be bought or sold. Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of each Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

         As a matter of fundamental policy, each Fund may not:

         (1) with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

         (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings;

         (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         (4) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         (5) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

         (6)      issue senior  securities,  except as  appropriate  to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

         (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

         Income Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

Other Investment Policies

         The Trustees voluntarily adopted policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, each Fund may not:

          (a) purchase or retain securities of any open-end investment company or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

          (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

          (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days;

         (f) purchase equity securities which are not readily marketable, in the case of Balanced Fund, or purchase securities of any issuer with a record of less than three years of continuous operations, including predecessors, except U.S. Government securities, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of each Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (j) borrow money in excess of 5% of its total assets (taken at market value), except for temporary or emergency purposes, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

         (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (l) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets; and

         (m)      purchase or sell real estate limited partnership interests.

         In addition, as a matter of nonfundamental policy, Income Fund may not:

          (1) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;


         The foregoing restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

                                    PURCHASES

         (See   "Purchases"   and   "Transaction   information"  in  the  Funds'
prospectuses.)

Additional Information About Opening An Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.


Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders [except by Scudder Individual Retirement Account (IRA), Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders]. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectuses. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by AutoBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for most retirement plan accounts. However, AutoBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Funds' transfer agent by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. With respect to Income Fund, share certificates now in a shareholder's possession may be sent to Scudder Service Corporation (the "Transfer Agent"), for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. (See "Redeeming shares" in Income Fund's prospectus.)

Other Information

         If purchases or redemptions of the Funds' shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees and the Distributor each have the right to limit the amount of purchases by and to refuse to sell to any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of either Fund at any time.

         The Tax Identification Number section of each Fund's application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

 (See "Exchanges and redemptions" and "Transaction information" in the Funds' prospectuses.)

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "The Scudder Family Of Funds" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone


         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.


         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates for Income Fund or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates for Income Fund representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in that Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates for Income Fund or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


         If transactions at any time reduce a shareholder's account balance in a Fund to below $2,500 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Trust will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Trust. No transfer from an existing account to a new fund account may be for less than $2,500 or the new account will be redeemed as described above. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


--------------------------------------------------------------------------------------------------------------------

                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund     Load Fund with 0.75%      0.25% 12b-1 Fee
                                                                             12b-1 Fee
--------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733              $  24,222              $  25,354
--------------------------------------------------------------------------------------------------------------------

          15                     41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                     67,275                 61,557                 58,672                 64,282
--------------------------------------------------------------------------------------------------------------------

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.

Scudder Funds Centers

         Investors  may  visit  any  of  the  Funds  Centers  maintained  by The
Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares, or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to Contact Scudder" in the prospectuses.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.



Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

--------------------------------------------------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high grade.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

--------------------------------------------------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in equity securities of large U.S. growth companies.

         Scudder Large Company  Value Fund seeks to maximize  long-term  capital
         appreciation   through  a  broad  and   flexible   investment   program
         emphasizing common stocks.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio will, under normal market conditions, invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of international and global Scudder Funds.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds.



                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service ("IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)


                                  Value of IRA at Age 65
                       Assuming $2,000 Deductible Annual Contribution
---------------------------------------------------------------------------------------------------------

         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------------------------------------------------------------------------------------

            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699


         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)


                                Value of a Non-IRA Account at
                         Age 65 Assuming $1,380 Annual Contributions
                       (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------------------------------------------------------------------------------------

         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         Each Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in April, July, October and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of each Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made within three months of each Fund's fiscal year end, if necessary.

         Both types of distributions will be made in shares of that Fund and confirmation will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

   (See "Distribution and performance information--Performance information" in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operation), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

P       =   a hypothetical initial investment of $1,000.
T       =   Average Annual Total Return.
n       =   number of years.
ERV     =   ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1996


                             One Year         Life of Fund (1)
                             --------         ----------------

Balanced Fund                11.54%*               9.45%*

                      One Year      Five Years      Ten Years
                      --------      ----------      ---------

Income Fund            3.41%           7.08%          8.27%

(1)      For the period beginning January 4, 1993 (commencement of operations).


* The Adviser maintained Fund expenses for the period January 4, 1993 (commencement of operations) through December 31, 1993 and for the three fiscal years ended December 31, 1996. The Average Annual Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

C       =        Cumulative Total Return.
P       =        a hypothetical initial investment of $1,000.
ERV     =        ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                 Cumulative Total Return for periods ended December 31, 1996


                             One Year         Life of Fund (1)
                             --------         ----------------

Balanced Fund                11.54%*               43.39%*


                      One Year      Five Years      Ten Years
                      --------      ----------      ---------

Income Fund            3.41%          40.79%         121.31%

(1)      For the period beginning January 4, 1993 (commencement of operations)


* The Adviser maintained Fund expenses for the period January 4, 1993 (commencement of operations) through December 31, 1993 and for the three fiscal years ended December 31, 1996. The Cumulative Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

         Capital Change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

Yield for Scudder Income Fund

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                         YIELD = 2 [(a-b)/cd + 1)^6 - 1]
Where:

a      =     dividends and interest earned during the period.
b      =     expenses accrued for the period (net of reimbursements).
c      =     the average daily number of shares  outstanding  during
             the period that were entitled to receive dividends.
d      =     the maximum offering price per share on the last day of the period.


           For the period ended December 31, 1996, the Fund's SEC yield was 5.95%.


         Quotations of a Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of that Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of that Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates that Fund's quoted yield will tend to be somewhat lower.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.


Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

         The Funds are  separate  series of Scudder  Portfolio  Trust,  formerly
Scudder Income Fund, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The Trust's predecessor was organized as a Massachusetts corporation in 1928 by the investment counsel firm of Scudder, Stevens & Clark.

         On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends, and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in each Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees, in their discretion, may authorize the division of shares of a series into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of a Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined, in the manner provided in the Declaration of Trust, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

           (See "Fund organization--Investment adviser" in the Funds' prospectuses.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to each Fund. This organization is one of the most experienced investment management firms in the U.S. It was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such events, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


         The Investment Management Agreement (the "Agreement"), dated November 14, 1990, between the Trust and the Adviser was last approved by the Trustees on September 4, 1996 and will continue in effect until September 30, 1997 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of a majority of the Trust's Trustees or of the outstanding voting securities of that Fund. Each Agreement may be terminated at any time, without payment of penalty by either party, on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under each Agreement, the Adviser provides a Fund with continuing investment management for that Fund's portfolio consistent with the Fund's investment objective, policies, and restrictions, and determines what securities will be purchased for the portfolio of that Fund, what portfolio securities will be held or sold by a Fund, and what portion of a Fund's assets will be held uninvested, subject always to the provisions of a Fund's Declaration of Trust, By-Laws, the 1940 Act, the Code, a Fund's investment objective, policies, and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds is (such as the Funds' transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state, and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers, and executive employees of the Trust affiliated with the Adviser, and makes available, without expense to the Trust, the services of such Trustees, officers, and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve, and to any limitations imposed by law, and provides the Trust's office space and facilities.

         For the Adviser's services, Balanced Fund pays the Adviser 0.70%, payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has voluntarily agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.00% of the average daily net assets until ______________. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. During the fiscal year ended December 31, 1994, the Adviser did not impose a portion of its management fee amounting to $303,520 and the fee imposed amounted to $152,798. During the fiscal year ended December 31, 1995, the Adviser did not impose a portion of its management fee amounting to $308,877 and the fee imposed amounted to $231,419. For the fiscal year ended December 31, 1996, the Adviser did not impose a portion of its management fee amounting to $387,170 and the fee imposed amounted to $340,364.

         For the Adviser's services, Income Fund pays the Adviser a fee equal to
0.65 of 1% on the first $200  million of the Funds'  average  daily net  assets,
0.60 of 1% on the next $300 million of such net assets and 0.55 of 1% on such net assets in excess of $500 million. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the years ended December 31, 1996, 1995 and 1994 the Adviser charged the Fund aggregate fees pursuant to its then effective investment advisory agreement of $3,516,782, $3,207,423 and $3,047,819, respectively. Net assets as of December 31, 1996 were $578,519,502.


         Under each Agreement a Fund is responsible for all of its other expenses including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of a Fund for portfolio pricing services, if any.



         Each Agreement also provides that the Trust and a Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Funds' expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of that Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                    TRUSTEES AND OFFICERS

                                                                                          Position with
                                    Position with                                        Underwriter, Scudder
Name, Age and Address               Fund                   Principal Occupation**        Investor Services, Inc.
---------------------               ----                   ----------------------        -----------------------



Daniel Pierce+*= (63)               President and Trustee  Chairman of the Board and      Vice President,
                                                           Managing Director of           Director and Assistant
                                                           Scudder, Stevens & Clark,      Treasurer
                                                           Inc.


Henry P. Becton, Jr. (53)           Trustee                President and General           --
WGBH                                                       Manager, WGBH Educational
125 Western Avenue                                         Foundation
Allston, MA


                                       46

                                                                                          Position with
                                    Position with                                        Underwriter, Scudder
Name, Age and Address               Fund                   Principal Occupation**        Investor Services, Inc.
---------------------               ----                   ----------------------        -----------------------

Dudley H. Ladd+* (53)               Trustee                Managing Director of           Senior Vice President
                                                           Scudder, Stevens & Clark,      and Director
                                      Inc.

David S. Lee+*= (63)                Trustee and Vice       Managing Director of           President, Director
                                    President              Scudder, Stevens & Clark,      and Assistant Treasurer
                                      Inc.

George M. Lovejoy, Jr.= (67)        Trustee                President and Director,          --
160 Federal Street                                         Fifty Associates
Boston, MA                                                 (real estate corporation)

Wesley W. Marple, Jr. (65)          Trustee                Professor of Business            --
413 Hayden Hall                                            Administration, Northeastern
360 Huntington Ave.                                        University, College of
Boston, MA                                                 Business Administration

Jean C. Tempel (54)                 Trustee                General Partner,                 --
Ten Post Office Square                                     TL Ventures
Suite 1325                                                 (venture capital funds)
Boston, MA

Kelly D. Babson+* (38)              Vice President         Principal of Scudder,
                                                           Stevens & Clark, Inc.

Jerard K. Hartman# (64)             Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

William M. Hutchinson+ (49)         Vice President         Principal of Scudder,            --
                                                           Stevens & Clark, Inc.

Thomas W. Joseph+ (58)              Vice President         Principal of Scudder,          Vice President,
                                                           Stevens & Clark, Inc.          Director, Treasurer
                                                                                          and Assistant Clerk

Valerie F. Malter# (38)             Vice President         Principal of Scudder,            --
                                                           Stevens & Clark, Inc.

Thomas F. McDonough+ (50)           Vice President,        Principal of Scudder,          Assistant Clerk
                                    Secretary and          Stevens & Clark, Inc.
                                    Assistant Treasurer

Pamela A. McGrath+ (43)             Vice President         Managing Director of            --
                                    and Treasurer          Scudder, Stevens & Clark,
                                                           Inc.

Edward J. O'Connell# (51)           Vice President         Principal of Scudder,          Assistant Treasurer
                                    and Assistant          Stevens & Clark, Inc.
                                    Treasurer

     * Messrs. Ladd, Lee, Pierce and Ms. Babson are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).

** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lee, Lovejoy, Marple and Pierce are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+    Address:  Two International Place, Boston, Massachusetts
#    Address:  345 Park Avenue, New York, New York


         As of March 31, 1997, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) __________ shares, or ___% of the shares of the Balanced Fund.

         As of March 31, 1997, ________ shares in the aggregate, ___% of the outstanding shares of the Balanced Fund were held in the name of Moore Company, 36 Beach Street, Westerly, RI 02891, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ___% ownership therein.

         As of March 31, 1997, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or ___% of the shares of the Income Fund.

         Certain accounts for which the Adviser acts as investment adviser owned _________ shares in the aggregate, or ___% of the outstanding shares of the Income Fund on March 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial interest in such shares.

         To the best of the Trust's knowledge, as of March 31, 1997 no person owned beneficially more than __% of a Funds' outstanding shares except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Advisor"). These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees met fourteen times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. In addition, the Board met one time for Balanced Fund only. All of the Independent Trustees attended 100% of all such meetings.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from Funds: an annual trustee's fee of $4,000; a fee of $300 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance. For the year ended December 31, 1996, such fees aggregated $37,982 for Balanced Fund and $37,761 for Income Fund.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

                                                Scudder
                     Name                   Portfolio Trust*                       All Scudder Funds
                     ----                   ----------------                       -----------------

       Henry P. Becton, Jr.,                      $20,712                          $91,012 (16 funds)
       Trustee

       George M. Lovejoy, Jr.,                    $22,512                         $124,512 (13 funds)
       Trustee

       Wesley W. Marple, Jr.,                     $22,512                         $106,812 (16 funds)
       Trustee

       Jean C. Tempel,                            $21,312                         $102,895 (16 funds)
       Trustee

*     Scudder  Portfolio  Trust  consists of three  Funds:  Scudder  Balanced  Fund,  Scudder
      Income Fund and Scudder High Yield Bond Fund.

         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement dated October 13, 1992 will remain in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Fund. The underwriting agreement was last approved by the Trustees on September 4, 1996.


         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Funds; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that a Fund will bear some or all of such expenses. As agent, the Distributor currently offers the Funds' shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value and no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

     Note: Although the Trust does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, a Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transactions information--Tax information, and Tax identification number" in the Funds' prospectuses.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. Each intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year, and the Funds will consider making such an election.

         The Funds' investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.


         From November 1, 1996 through December 31, 1996, Scudder Income Fund incurred approximately $104,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 1997.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by a Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of Income Fund's gross income, but are expected to comprise a substantial part of Balanced Fund's gross income. To the extent that dividends from domestic corporations constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and eliminated if either those shares or the shares of a Fund are deemed to have been held by a Fund or the shareholder, as the case may be, for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gains, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November, or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individuals earned income (up to $2,000 per individual for married couples if only one spouse has earned income) for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the

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

amount  of the  forthcoming  distribution.  Those  purchasing  just  prior  to a
distribution   will  then   receive  a  partial   return  of  capital  upon  the
distribution, which will nevertheless be taxable to them.

         If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Funds' investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Proposed regulations have been issued which may allow a Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses would be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option and, in the case of an exercise of a put option, on a Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in a Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by a Fund is not a taxable transaction for that Fund.

         Many futures and forward contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Funds' fiscal year (and, generally on October 31 for purposes of the 4% excise tax), all outstanding
Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

         Subchapter M of the Code requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Options, futures and forward activities of a Fund may increase the amount of gains realized by a Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that a Fund may engage in may be limited.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into

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

long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Funds will monitor their transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Funds' investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.


         If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.


         Each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of each Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         Each Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, providing each Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible the Adviser places orders for portfolio transactions through the Distributor which in turn places orders on behalf of a Fund with other broker/dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions) where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Custodian and a credit against the custodian fee due to State Street Bank and Trust Company equal to one-half of the commission on any such transaction will be given on any such transaction. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular broker/dealers or groups thereof.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.


         For the fiscal years ended December 31, 1996, 1995 and 1994, Balanced Fund paid brokerage commissions of $___________, $100,886 and $113,223, respectively. In the fiscal year ended December 31, 1996, Balanced Fund paid $___________ (__% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $___________ (__% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

         For the fiscal year ended December 31, 1996, Income Fund paid brokerage commissions of $__________. In the fiscal year ended December 31, 1996, Income Fund paid $________ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $__________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors. For the fiscal years ended December 31, 1995 and 1994, Income Fund paid no brokerage commissions.

         The Trustees of the Trust review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable. Within the past three years no such recapture has been effected.


Portfolio Turnover


         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective. For the years ended December 31, 1996 and 1995 the portfolio turnover rate for Income Fund was 66.9% and 128.25%, respectively and for Scudder Balanced Fund it was 69.7% and 103.3%, respectively.


                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this combined Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         SECTION BELOW TO BE UPDATED

         The CUSIP number of the Balanced Fund is 811192-20-2.

         The CUSIP number of the Income Fund is 811192-10-3.

         Each Fund has a fiscal year end of December 31.

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of each Fund's objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of each Fund are held separately pursuant to a custodian agreement by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to each Fund.

         The name "Scudder Portfolio Trust" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of a Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         Costs of $47,994 incurred by Balanced Fund in conjunction with its organization are amortized on a straight line basis over five years beginning January 4, 1993.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Balanced and Income Fund each pay Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Scudder Fund Accounting Corporation charged Balanced Fund an aggregate fee of $42,622 and Income Fund an aggregate fee of $97,111 for the fiscal year ended December 31, 1996.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant. The Service Corporation fees incurred for the year ended December 31, 1996 for Balanced Fund amounted to $201,637 and $693,316 for Income Fund.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts. The Fund pays Scudder Trust Company an annual fee of $29.00 for each account maintained for a participant. The fees incurred for the year ended December 31, 1996 for Balanced Fund amounted to $188,390 and $872,411 for Income Fund.


         The Funds' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Balanced Fund


         The financial statements, including the Investment Portfolio of Balanced Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 10 through 23, inclusive, in the Annual Report to Shareholders of the Fund dated December 31, 1996, and are deemed to be a part of this Statement of Additional Information.


Scudder Income Fund


         The financial statements, including the Investment Portfolio of Income Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 9 through 19, inclusive, in the Annual Report to Shareholders of the Fund dated December
31,  1996,  and  are  deemed  to be a  part  of  this  Statement  of  Additional
Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.


         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors--such as product and industry position, corporate resources and financial policy--with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years--a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest               B+  Average                     C  Lowest
A   High                  B   Below Average               D  In Reorganization
A-  Above Average         B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Scudder
Income
Fund

Annual Report
December 31, 1996

Pure No-Load Funds

Offers opportunities for a high level of income consistent with the prudent investment of capital.

A pure no-load(tm) fund with no commissions to buy, sell, or exchange shares.

                                Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
   9  Investment Portfolio
  12  Financial Statements
  15  Financial Highlights
  16  Notes to Financial Statements
  19  Report of Independent Accountants
  20  Tax Information
  21  Officers and Trustees
  22  Investment Products and Services
  23  How to Contact Scudder

                                    In Brief

o Scudder Income Fund's total return over the past 12 months was a positive 3.41%, besting the average performance of 110 A-rated corporate debt funds as tracked by Lipper Analytical Services, Inc.

o Morningstar assigned the Fund an overall 4-star rating for its risk-adjusted performance among 1,670 fixed-income funds as of December 31, 1996(1).

o With an uncertain outlook for interest rates, your Fund's management team pursued a defensive strategy of shortening portfolio duration from 5.6 to 4.8 years. This strategy helped to limit the negative effects of higher interest rates on portfolio holdings.

o Treasury securities were reduced and corporate bonds, mortgage securities and cash equivalents were increased.


(1)Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. In an investment category, 10% of funds receive 5 stars and the next 22.5% receive 4 stars. In the fixed-income category, the Fund received a 3-star rating for the one-year period; a 3-star rating for the three-year period; a 3-star rating for the five-year period; and a 4-star rating for the ten-year period. In the fixed-income category there were 1,104; 597; and 242 funds for the three-, five-, and ten-year periods, respectively. Past performance is no guarantee of future results.


                             2-Scudder Income Fund

                        Letter From the Fund's President

Dear Shareholders,

     As detailed in the management discussion which follows, bond investors experienced price declines in 1996 as interest rates closed the period higher than a year ago. For the 12 months ended December 31, 1996, Scudder Income Fund provided a positive total return of 3.41%, including dividend income and price changes. This return bested the average performance of 110 A-rated corporate debt bond funds according to Lipper Analytical Services, Inc. During this period bond returns for nearly all investors were modest compared to the double-digit returns of 1995.

     It's worth noting that despite the gyrations of the bond market in 1996, real yields -- the current yield minus the inflation rate -- have been near historical highs. With inflation running at 3.3% in 1996, real yields were significantly above the historical norm of about 2%. Thus, investors received relatively attractive income even in a low yield environment. We believe Scudder Income Fund's impressive long-term record of consistent performance is evidence of our ability to manage fixed-income investments successfully in varying market conditions. Of course, past performance is no guarantee of future results, but we think your Fund can continue to provide attractive income and valuable diversification.

     As part of Scudder's ongoing efforts to meet the needs of investors, we recently launched an innovative new product called Scudder Pathway Series. Pathway Series is a "fund of funds," comprised of four distinct portfolios:
Conservative, Balanced, Growth, and International. Each portfolio invests in a select mix of Scudder Funds, providing flexibility, diversification, and simplicity for regular and retirement plan investors. For more information on Scudder Fund products and services, please turn to page 22.

     Thank you for your continued investment in Scudder Income Fund. If you have any questions about your investment, please call a Scudder Investor Relations representative at 1-800-225-2470 or visit our Internet Web site at http://funds.scudder.com.


     Sincerely,
     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Income Fund



                             3-Scudder Income Fund

PERFORMANCE UPDATE as of December 31, 1996
----------------------------------------------------------------
FUND INDEX COMPARISONS
-----------------------------------------------------------------

                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------------------------------------
SCUDDER INCOME FUND
----------------------------------------
1 Year    $10,341      3.41%    3.41%
5 Year    $14,079     40.79%    7.08%
10 Year   $22,131    121.31%    8.27%

LB AGGREGATE BOND INDEX
--------------------------------------

1 Year    $10,363      3.63%    3.63%
5 Year    $14,050     40.50%    7.03%
10 Year   $22,547    125.47%    8.46%
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED JUNE 30

SCUDDER INCOME FUND
Year            Amount
----------------------
'86            $10,000
'87            $10,074
'88            $10,971
'89            $12,369
'90            $13,399
'91            $15,719
'92            $16,778
'93            $18,889
'94            $18,053
'95            $21,401
'96            $22,131

LB AGGREGATE BOND INDEX
Year            Amount
----------------------
'86            $10,000
'87            $10,276
'88            $11,086
'89            $12,697
'90            $13,384
'91            $16,048
'92            $17,236
'93            $18,916
'94            $18,365
'95            $21,757
'96            $22,547

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED December 31


                       1987    1988    1989    1990    1991    1992    1993    1994    1995    1996
                     -------------------------------------------------------------------------------
NET ASSET VALUE...   $12.40  $12.41  $12.89  $12.82  $13.91  $13.48  $13.71  $12.32  $13.61  $13.15
INCOME DIVIDENDS..   $ 1.10  $ 1.07  $ 1.06  $ 1.03  $  .92  $  .93  $  .87  $  .76  $  .86  $  .81
CAPITAL GAINS AND
PAID-IN CAPITAL
DISTRIBUTIONS.....   $   -     $ -    $    - $ 0.06  $  .14  $  .40  $  .57  $  .02  $  .09  $  .09
FUND TOTAL
RETURN (%)........     0.74    8.91    12.75   8.32   17.32    6.74   12.58   -4.43   18.54    3.41
INDEX TOTAL
RETURN (%)........     2.76    7.88    14.53   8.96   16.00    7.40    9.75   -2.92   18.47    3.63


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.



                              4-Scudder Income Fund

PORTFOLIO SUMMARY as of December 31, 1996
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
Corporate Bonds                    37%
U.S. Gov't Agency Pass Thrus       26%
Cash Equivalents                   12%
U.S. Gov't Treasury Obligations    10%
Asset-Backed Securities             8%
Foreign Bonds-U.S.$ Denominated     7%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

We reduced Trasuries and redeployed assets in corporate,
mortgage and short-term securities.
--------------------------------------------------------------------------
QUALITY
--------------------------------------------------------------------------
AAA*                      56%
AA                         4%
A                         20%
BBB                       20%
-----------------------------
                         100%
-----------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Weighted Average Quality: AA
*Category includes cash equivalents

The portfolio's high quality emphasis was maintained throughout the period.
--------------------------------------------------------------------------
EFFECTIVE MATURITY
--------------------------------------------------------------------------
 Less than 1 year        16%
 1-5 years               25%
 5-8 years               11%
 8-15 years              27%
 Greater than 15 years   21%
 ---------------------------
                        100%
----------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Weighted average effective maturity: 10.0 years

Shortening duration helped to limit the effects of higher
interest rates on the portfolio.
-----------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 8.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                              5-Scudder Income Fund

Dear Shareholders,

Stronger-than-expected economic growth in the first half of 1996 resulted in higher interest rates and lower bond prices for the year. However, the increase in rates from point to point did not fully reflect the increased price volatility that pervaded the bond markets during the year. Despite this challenging environment, Scudder Income Fund provided a total return of 3.41% for the 12-month period ended December 31, 1996. This performance was in keeping with the return of two widely used, broadly diversified bond market benchmarks -- the unmanaged Lehman Brothers Aggregate Bond Index and the Lehman Brothers Government Corporate Index which returned 3.63% and 2.90%, respectively. The Fund's total return represents a decrease in its net asset value from $13.61 at the end of 1995 to $13.15 on December 31, 1996, as well as per share income and capital gain distributions of $0.81 and $0.09, respectively.

                                 Market Overview

Bonds provided positive but modest total returns in 1996. Yields rose during the first half of the year and moderated in the second half, but still ended the year higher. Illustrative of this trend is the benchmark 30-year US Treasury bond yield, which began the year at 5.95%, peaked at 7.18% in July, and fell back to 6.64% by year end. Because bond prices move in the opposite direction of yields, bonds generally ended the year lower.

One of the principal concerns of bond investors during the first half of 1996 was the level of economic growth. Leading into 1996 there were indications that economic growth was slowing. On January 31 the Federal Reserve lowered the federal funds rate, a move typically intended to stimulate growth. Many bond investors expected this to set the stage for further rate cuts in 1996. However, growth turned out to be much stronger than expected with the release of an employment report in March. Subsequent reports confirmed the economy's strength, causing yields to rise and bond prices to decline throughout the first half of 1996.

The level of economic growth is an important influence on the bond markets. Its effect on bonds is counterintuitive: strong growth can spark higher inflation rates causing yields to rise and prices to decline; slow growth can raise concerns of a recession, causing yields to decline and bond prices to rise. We witnessed both rising and falling rates during the period as investors attempted to sort out conflicting economic reports. In the second half of the year, growth moderated enabling yields to ease and bond prices to rise, but they did not return to levels seen at the beginning of 1996.

                              A Defensive Strategy

During the 12-month period we managed the portfolio actively, seeking to capitalize on shifts in relative valuation among the Treasury, mortgage, and corporate sectors. Our strategy in this changing environment was defensive. We attempted to reduce the Fund's sensitivity to changes in interest rates by shortening the Fund's duration from 5.6 to 4.8 years. Shorter duration securities tend to be less sensitive to changes in interest rates and experience more limited price changes than longer duration securities. We achieved a

                             6-Scudder Income Fund
shorter portfolio duration primarily by reducing our holdings of Treasury securities from 32% to 10% of assets, with most of the reduction occurring during the first half of the year. We redeployed assets in several areas, including corporate bonds, mortgage securities, and short-term cash equivalents.

                               Minimizing Exposure
                                  to Volatility

Years of managing fixed-income investments have taught us that certain bonds tend to perform better in particular market environments than others. We attempt to position the portfolio in sectors that we believe are attractively valued and offer the best potential for performance given the current and expected environment.

Corporate bonds turned out to be the strongest performing sector of the bond market in 1996. We held an overweighted position in corporates at the beginning of the year and continued to add to our position throughout 1996. On December 31, 1995, corporate bonds comprised 29% of assets; a year later corporates had risen to 37% of assets. In selecting corporate bonds for the portfolio, we carefully evaluate the quality of each bond, giving consideration to the issuer's financial condition and ability to make interest payments. We maintained the Fund's high quality portfolio composition, closing the year with an average quality rating of 'AA.'

Mortgage securities also constituted an increasing share of the portfolio during the year, rising from 18% to 26% of assets. These securities, which typically offer higher yields than Treasuries, became increasingly attractive values as interest rates rose in the first half of the year. We added mortgage securities to the portfolio primarily between March and July. These securities played a significant role in providing stability, diversification, and attractive income to the Fund.

Throughout the year we maintained a relatively steady position in foreign bonds, which totaled 7% of assets at the end of the period. Our foreign holdings were high quality corporate and government bonds with comparable quality ratings to our U.S. corporate bond holdings. As the year progressed, we eliminated positions in non-dollar bonds in favor of U.S. dollar-denominated bonds. U.S. dollar-denominated foreign bonds offered protection from changes in foreign currencies and typically have similar performance to domestic corporate bonds.

While we tend not to emphasize cash equivalents in our management of the Fund, short-term investments such as repurchase agreements and commercial paper played a significant role in dampening price volatility during the year. These high quality, short-term securities provided excellent liquidity, price stability, and flexibility to the portfolio. At the end of the period, these securities represented 12% of assets.

                                     Outlook

Our overall economic outlook for the U.S. remains positive. The U.S. federal budget deficit stands at 1.6% of Gross Domestic Product, a low level that is the envy of our European and Asian allies. Continued incremental improvement on the U.S. budget and entitlement fronts is expected. Net household wealth has

                             7-Scudder Income Fund
expanded dramatically over the past two years due to the rising stock market. The banking, brokerage and insurance industries are all healthy. There are no major excesses in the corporate sector, and inventories are being managed well. Unemployment is low, and inflation is relatively stable, with the Consumer Price Index closing the year at a 3.3% annual rate. Foreign investors were significant purchasers of Treasury securities during the year, a supportive trend we expect to continue in 1997 because of the strong U.S. dollar and lower rates abroad.

We anticipate at least a neutral environment for bond investors. We believe economic growth will decelerate, which should be a positive factor for bonds, as it relieves upward pressure on interest rates. Even if growth turns out to be stronger-than- expected, we believe inflation will remain under control. Longer term, if the current enthusiasm for the stock market wanes, we could see renewed interest in bonds for their attractive yields and relative price stability.

While there are always uncertainties about the economy and the markets in the short-term, fixed-income investments continue to offer investors relative stability and income. Going forward, we believe Scudder Income Fund will continue to serve a valuable function in a well- balanced and diversified investment portfolio.


Sincerely,
Your Portfolio Management Team

/s/William M. Hutchinson      /s/Stephen A. Wohler
William M. Hutchinson         Stephen A. Wohler


                              Scudder Income Fund:
                          A Team Approach to Investing

Scudder Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Bill has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Steve has over 16 years' experience managing fixed-income investments and has been with Scudder since 1979.


                             8-Scudder Income Fund

                  Investment Portfolio as of December 31, 1996

                                                                               Principal        Market
                                                                               Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------
Repurchase Agreements 11.6%
---------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/96 at 6.7%, to be repurchased at $38,753,420 on 1/2/97, collateralized
  by a $38,199,000 U.S. Treasury Note, 6.75%, 5/31/99 ..............           38,739,000      38,739,000

Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/96 at 6.7%, to be repurchased at $27,718,314 on 1/2/97, collateralized
  by a $28,159,000 U.S. Treasury Note, 5.875%, 6/30/00 .............           27,708,000      27,708,000
---------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $66,447,000)                                                 66,447,000
---------------------------------------------------------------------------------------------------------

U. S. Government Treasury Obligations 10.0%

U.S. Treasury Note, 5.5%, 9/30/97 ..................................           23,000,000      22,996,320

U.S. Treasury Note, 6.875%, 7/31/99 ................................           13,000,000      13,264,030

U.S. Treasury Note, 5.875%, 11/15/99 ...............................           22,000,000      21,913,980
---------------------------------------------------------------------------------------------------------
Total U.S. Government Treasury Obligations (Cost $58,794,991)                                  58,174,330
---------------------------------------------------------------------------------------------------------

U. S. Government Agency Pass-thrus 26.10%
---------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 10%, 2/15/25 .............           14,776,235      16,274,545

Government National Mortgage Association, 8.5%,
  with various maturities to 10/15/25 ..............................           24,147,615      25,042,380

Federal National Mortgage Association, 8%, 12/1/09 .................           16,977,584      17,488,098

Federal National Mortgage Association, 6.5%,
  with various maturities to 2/1/26 ................................           29,796,919      28,454,832

Federal National Mortgage Association, 7%,
  with various maturities to 8/1/26 ................................           63,772,269      62,389,403
---------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Pass-thrus (Cost $149,279,146)                                   149,649,258
---------------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligations 0.3%
---------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Co.,
  1993-4 Series A3, 7%, 3/25/23 (Cost $1,816,809) ..................            1,793,825       1,787,655
                                                                                              -----------
Foreign Bonds - U.S.$ Denominated 6.9%
---------------------------------------------------------------------------------------------------------
Abbey National PLC, Global Medium Term Note, 6.69%, 10/17/05 .......           10,000,000       9,823,100

HSBC Finanz Nederland B.V., 7.4%, 4/15/03 ..........................           15,000,000      15,282,900

KFW International Finance Inc., Guaranteed Note, 9.5%, 12/15/00 ....            7,500,000       8,318,925

Province of Ontario, Debenture, 15.75%, 3/15/12 ....................            1,000,000       1,080,900

State Development Institute of Hungary, 10.5%, 8/31/00 .............            4,425,000       4,909,228
---------------------------------------------------------------------------------------------------------
Total Foreign Bonds -- U.S. $ Denominated (Cost $38,247,188)                                   39,415,053
---------------------------------------------------------------------------------------------------------

Asset Backed Securities 7.7%
---------------------------------------------------------------------------------------------------------
Automobile Receivables 1.8%

Premier Auto Trust Asset Backed Certificate,
  Series 1996-3A4, 6.75%, 11/6/00 ..................................           10,000,000      10,112,500
                                                                                              -----------
Credit Card Receivables 2.7%

Sears Credit Account Master Trust II, Series 1995-4A, 6.25%, 1/15/03           15,500,000      15,562,930
                                                                                              -----------


    The accompanying notes are an integral part of the financial statements.

                            9 - SCUDDER INCOME FUND

                                                                               Principal        Market
                                                                               Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------
Home Equity Loans 0.1%

Fleet Financial Home Equity Trust, Series 1991-2A, 6.7%, 10/15/06 ..              710,978         714,422
                                                                                              -----------
Manufactured Housing Receivables 3.1%

Green Tree Financial Corp., Series 1995-1 B2, 9.2%, 6/15/25 ........            8,071,000       8,799,912

Merrill Lynch Mortgage Investors Inc., "B", Series 1991-D, 9.85%, 7/15/11       8,500,000       8,975,405
                                                                                              -----------
                                                                                               17,775,317
---------------------------------------------------------------------------------------------------------
Total Asset Backed Securities (Cost $42,789,171)                                               44,165,169
---------------------------------------------------------------------------------------------------------

Corporate Bonds 37.4%
---------------------------------------------------------------------------------------------------------
Consumer Staples 0.8%

Borden Inc., 7.875%, 2/15/23 .......................................            5,000,000       4,440,150
                                                                                              -----------
Financial 14.9%

Capital One Bank Medium Term Note, 5.95%, 2/15/01 ..................           10,000,000       9,658,400

ERP Operating L.P. Note, 7.57%, 8/15/26 ............................            2,200,000       2,244,484

First Union Capital II, 7.85%, 1/1/27 ..............................           15,000,000      14,863,050

Ford Motor Credit Co., 6.25%, 2/26/98 ..............................            5,000,000       5,012,450

Ford Motor Credit Co. Global Note, 5.625%, 12/15/98 ................           10,000,000       9,894,400

Highwoods/Forsyth L.P., 7%, 12/1/06 ................................           15,000,000      14,793,300

Southern National Corp., 7.05%, 5/23/03 ............................           15,000,000      15,135,900

Spieker Properties, Inc., 7.875%, 12/1/16 ..........................            5,000,000       4,962,500

Susa Partnership L.P., 7.125%, 11/1/03 .............................            1,000,000         992,850

Wells Fargo & Co., 6.875%, 4/1/06 ..................................            8,250,000       8,112,473
                                                                                              -----------
                                                                                               85,669,807
                                                                                              -----------
Media 6.4%

News America Holdings Inc., 8.5%, 2/15/05 ..........................           12,000,000      12,851,400

Tele-Communications, Inc., 8%, 8/1/05 ..............................           11,000,000      10,784,840

Time Warner Inc., 9.125%, 1/15/13 ..................................           12,000,000      13,100,400
                                                                                              -----------
                                                                                               36,736,640
                                                                                              -----------
Durables 5.9%

Boeing Co., 6.875%, 10/15/43 .......................................           10,000,000       9,420,200

Comdisco, Inc., Senior Note, 5.75%, 2/15/01 ........................           10,000,000       9,679,900

Northrop Grumman Corp., 7.875%, 3/1/26 .............................           15,000,000      15,034,950
                                                                                              -----------
                                                                                               34,135,050
                                                                                              -----------
Manufacturing 2.7%

Nova Corp. of Alberta, 7.88%, 4/1/23 ...............................           10,000,000      10,529,000

Philips Electronics NV, 7.25%, 8/15/13 .............................            5,000,000       4,875,750
                                                                                              -----------
                                                                                               15,404,750
                                                                                              -----------


    The accompanying notes are an integral part of the financial statements.

                            10 - SCUDDER INCOME FUND

                                                                               Principal        Market
                                                                               Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------
Technology 4.4%

International Business Machines Corp., 7%, 10/30/45 ................           15,000,000      14,111,400

Loral Corp., 8.375%, 6/15/24 .......................................           10,000,000      11,070,100
                                                                                              -----------
                                                                                               25,181,500
                                                                                              -----------
Transportation 2.3%

AMR Corp., 9.75%, 8/15/21 ..........................................           10,000,000      12,253,300

Missouri Pacific Railroad Co. Equipment Trust, Series 21, 14.125%, 3/15/97        770,000         782,782
                                                                                              -----------
                                                                                               13,036,082
---------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $213,160,067)                                                     214,603,979
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $570,534,372) (a)                                  574,242,444
---------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $570,534,372. At December 31, 1996, net unrealized appreciation for all securities based on tax cost was $3,708,072. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,796,540 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,088,468.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments will be shorter than stated maturities due to prepayments.


    The accompanying notes are an integral part of the financial statements.

                            11 - SCUDDER INCOME FUND

                              Financial Statements

                       Statement of Assets and Liabilities

                             as of December 31, 1996

Assets
--------------------------------------------------------------------------------
                  Investments, at market (including repurchase
                  agreements of $66,447,000) (identified cost
                  $570,534,372) (Note A) ....................      $574,242,444
                  Cash ......................................               295
                  Receivable for investments sold ...........        14,900,738
                  Interest receivable .......................         6,574,756
                  Receivable on Fund shares sold ............           652,177
                  Other assets ..............................             4,144
                                                                   -------------
                  Total assets ..............................       596,374,554
Liabilities
--------------------------------------------------------------------------------
                  Payable for investments purchased .........      $ 15,028,654
                  Payable for Fund shares redeemed ..........         2,327,967
                  Accrued management fee (Note C) ...........           296,838
                  Other accrued expenses (Note C) ...........           201,593
                                                                   -------------
                  Total liabilities .........................        17,855,052
                  --------------------------------------------------------------
                  Net assets, at market value                      $578,519,502
                  --------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
                  Net assets consist of:
                  Undistributed net investment income .......           618,802
                  Net unrealized appreciation on investments          3,708,072
                  Accumulated net realized loss .............        (2,402,226)
                  Paid-in capital ...........................       576,594,854
                  --------------------------------------------------------------
                  Net assets, at market value                      $578,519,502
                  --------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
                  Net Asset Value, offering and
                    redemption price per share
                    ($578,519,502/43,994,954 outstanding shares
                    of beneficial interest, $.01 par
                                                                   -------------
                    value, unlimited  number of shares authorized)       $13.15
                                                                   -------------


    The accompanying notes are an integral part of the financial statements.

                            12 - SCUDDER INCOME FUND

                             Statement of Operations

                          year ended December 31, 1996

 Investment Income
 -------------------------------------------------------------------------------
                  Income:
                  Interest ..................................      $ 40,229,832

                  Expenses:
                  Management fee (Note C) ...................         3,516,782
                  Services to shareholders (Note C) .........         1,653,778
                  Custodian and accounting fees (Note C) ....           164,477
                  Trustees' fees (Note C) ...................            37,761
                  Reports to shareholders ...................           129,846
                  Auditing ..................................            46,966
                  Legal .....................................            19,178
                  Registration fees .........................            41,220
                  Other .....................................            20,027
                                                                   -------------
                                                                      5,630,035
                  --------------------------------------------------------------
                  Net investment income                              34,599,797
                  --------------------------------------------------------------
 Realized and unrealized gain (loss) on investments
 -------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments ...............................           363,879
                  Futures ...................................         3,835,954
                  Options ...................................          (104,962)
                  Foreign currency related transactions .....         1,004,727
                                                                   -------------
                                                                      5,099,598
                  Net unrealized appreciation (depreciation)
                    during the period on:
                  Investments ...............................       (20,912,524)
                  Futures ...................................           515,514
                  Foreign currency related transactions .....           177,638
                                                                   -------------
                                                                    (20,219,372)
                  --------------------------------------------------------------
                  Net loss on investments                           (15,119,774)
                  --------------------------------------------------------------
                  Net increase in net assets resulting
                    from operations                                $ 19,480,023
                  --------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                            13 - SCUDDER INCOME FUND

                       Statements of Changes in Net Assets

                                                                                   Years Ended December 31,
Increase (Decrease) in Net Assets                                                   1996              1995
--------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income                                          $ 34,599,797      $ 33,017,096
                 Net realized gain from investment transactions                    5,099,598        14,545,689
                 Net unrealized appreciation (depreciation) on investment
                 transactions                                                    (20,219,372)       40,389,666
                   during the period
                                                                                -------------     -------------
                 Net increase in net assets resulting from operations             19,480,023        87,952,451
                                                                                -------------     -------------
                 Distributions to shareholders:
                 From net investment income                                      (35,051,118)      (34,339,511)
                                                                                -------------     -------------
                 From net realized gains                                          (3,898,759)       (1,076,384)
                                                                                -------------     -------------
                 In excess of net realized gains                                          --        (2,464,465)
                                                                                -------------     -------------
                 Fund share transactions:
                 Proceeds from shares sold                                       167,697,618       148,070,784
                 Net asset value of shares issued to shareholders in
                 reinvestment of                                                  34,318,821        32,942,112
                   distributions
                 Cost of shares redeemed                                        (182,294,031)     (116,046,438)
                                                                                -------------     -------------
                 Net increase in net assets from Fund share transactions          19,722,408        64,966,458
                                                                                -------------     -------------
                 Increase (decrease) in net assets                                   252,554       115,038,549
                 Net assets at beginning of period                               578,266,948       463,228,399
                                                                                -------------     -------------
                 Net assets at end of period (including undistributed net
                 investment income of $618,802 and $968,007, respectively)      $578,519,502      $578,266,948
                                                                                -------------     -------------
Other Information
---------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period                        42,499,531        37,601,071
                                                                                -------------     -------------
                 Shares sold                                                      12,592,757        11,192,844
                 Shares issued to shareholders in reinvestment of                  2,612,478         2,478,660
                 distributions
                 Shares redeemed                                                 (13,709,812)       (8,773,044)
                                                                                -------------     -------------
                 Net increase in Fund shares                                       1,495,423         4,898,460
                                                                                -------------     -------------
                 Shares outstanding at end of period                              43,994,954        42,499,531
                                                                                -------------     -------------


    The accompanying notes are an integral part of the financial statements.

                            14 - SCUDDER INCOME FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                                    1996(a)   1995     1994     1993     1992     1991     1990        1989     1988     1987
-------------------------------------------------------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ......................  $13.61   $12.32   $13.71   $13.48   $13.91   $12.82   $12.89      $12.41   $12.40   $13.41
                                    -------------------------------------------------------------------------------------------
Income from investment operations:     .80      .83      .84      .90      .95      .93     1.03        1.05     1.07     1.08
Net investment income
Net realized and unrealized gain
  (loss) on investments ..........    (.36)    1.41    (1.45)     .77     (.05)    1.22     (.01)        .49      .01     (.99)
                                    -------------------------------------------------------------------------------------------
Total from investment operations       .44     2.24     (.61)    1.67      .90     2.15     1.02        1.54     1.08      .09
                                    -------------------------------------------------------------------------------------------
Less distributions: ..............    (.81)    (.86)    (.76)    (.87)    (.93)    (.92)   (1.03)      (1.06)   (1.07)   (1.10)
From net investment income
From paid-in capital .............    --       --       --       --       --       --       (.06)(b)    --       --       --
From net realized gains on .......    (.09)    (.03)    --       (.45)    (.40)    (.14)    --          --       --       --
  investment transactions
In excess of net realized gains ..    --       (.06)    (.02)    (.12)    --       --       --          --       --       --
                                    -------------------------------------------------------------------------------------------
Total distributions ..............    (.90)    (.95)    (.78)   (1.44)   (1.33)   (1.06)   (1.09)      (1.06)   (1.07)   (1.10)
                                    -------------------------------------------------------------------------------------------

                                    -------------------------------------------------------------------------------------------
Net asset value, end of
  period .........................  $13.15   $13.61   $12.32   $13.71   $13.48   $13.91   $12.82      $12.89   $12.41   $12.40
-------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................    3.41    18.54    (4.43)   12.58     6.74    17.32     8.32       12.75     8.91      .74
Ratios and Supplemental Data
Net assets, end of period ........     579      578      463      509      457      403      302         272      245      242
  ($ millions)
Ratio of operating expenses to ...     .98      .99      .97      .92      .93      .97      .95         .93      .94      .94
  average daily net assets (%)
Ratio of net investment income to     6.01     6.35     6.43     6.32     7.05     7.13     8.21        8.23     8.53     8.37
  average daily net assets (%)
Portfolio turnover rate (%) ......    66.9    128.3     60.3    130.6    121.3    109.6     48.0        63.2     19.6     33.7

(a) Based on montly average shares outstanding during the period.

(b) Distribution made (as a result of foreign currency related gains on the disposition of foreign bonds) in order to avoid the payment of a 4% federal excise tax under International Revenue Code section 4982.


                            15 - SCUDDER INCOME FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on interest and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the


                            16 - SCUDDER INCOME FUND
difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the year ended December 31, 1996, the Fund purchased interest rate futures to manage the duration of the portfolio and sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no federal income tax provision was required. In addition, from November 1, 1996 through December 31, 1996, the Fund incurred approximately $104,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 1997.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments and futures. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.


                            17 - SCUDDER INCOME FUND

Other. Investment security transactions are accounted for on a trade date basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

                      B. Purchases and Sales of Securities

For the year ended December 31, 1996, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $259,619,860 and $186,351,324, respectively. Purchases and sales of U.S. Government obligations aggregated $88,441,339 and $205,265,545, respectively.

The aggregate face value of futures contracts opened and closed during the year ended December 31, 1996 was $3,507,115,593 and $3,523,605,704, respectively.

                               C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. ("the Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.65% on the first $200,000,000 of average daily net assets, 0.60% on the next $300,000,000 of such net assets, and 0.55% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended December 31, 1996, the fee pursuant to the Agreement amounted to $3,516,782, which was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SSC aggregated $693,316, of which $67,951 is unpaid at December 31, 1996.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended December 31, 1996, the amount charged to the Fund by STC aggregated $872,411, of which $97,965 is unpaid at December 31, 1996.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SFAC aggregated $97,111, of which $8,061 is unpaid at December 31, 1996.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1996, Trustees' fees aggregated $37,761.


                            18 - SCUDDER INCOME FUND

                        Report of Independent Accountants

To the Trustees and Shareholders of Scudder Income Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Income Fund, including the investment portfolio, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
February 3, 1997


                            19 - SCUDDER INCOME FUND

                                 Tax Information

The Fund paid distributions of $.05 per share from long-term capital gains during its year ended December 31, 1996. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $1,926,541 as capital gain dividends for its fiscal year ended December 31, 1996.


                            20 - SCUDDER INCOME FUND

                              Officers and Trustees


Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

David S. Lee*
Vice President and Trustee

Dudley H. Ladd*
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University, College of Business Administration

Jean C. Tempel
Trustee; Director, General Partner, TL Ventures

Kelly D. Babson*
Vice President

Jerard K. Hartman*
Vice President

William M. Hutchinson*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer


                        *Scudder, Stevens & Clark, Inc.

                             21-Scudder Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++

Money Market
------------
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*

Tax Free+
---------
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*

U. S. Income
------------
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
-------------
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund

U.S. Growth and Income
----------------------
   Scudder Balanced Fund
   Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund
  Growth
     Scudder Classic Growth Fund
     Scudder Quality Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund
  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund

Asset Allocation
----------------
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio

Retirement Programs
-------------------
   IRA
   SEP IRA
   SIMPLE IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan * +++ +++
    (a variable annuity)

Closed-End Funds#
-----------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed from expected least to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states.
+++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                             22-Scudder Income Fund

                             How to Contact Scudder

Account Service and Information
--------------------------------------------------------------------------------
                For existing account services and transactions
                  Scudder Investor Relations -- 1-800-225-5163

                For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
                  Scudder Electronic Account Services --
                  http://funds.scudder.com

                For information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                Investor_Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

                For establishing 401(k) and 403(b) plans
                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services
--------------------------------------------------------------------------------
                To receive information about this discount brokerage service and to obtain an application
                  Scudder Brokerage Services* -- 1-800-700-0820

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

                   Boca Raton            Chicago               San Francisco
                   Boston                New York

                For information on Scudder Treasurers Trust(tm), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds**, funds designed to meet the broad investment management and service needs of banks and other institutions, call: 1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.
* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.
** Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                             23-Scudder Income Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no loadO funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

Scudder Balanced Fund

Annual Report
December 31, 1996

A fund that seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed-income securities.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

                                Table of Contents
   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
  10  Investment Portfolio
  16  Financial Statements
  19  Financial Highlights
  20  Notes to Financial Statements
  23  Report of Independent Accountants
  24  Tax Information
  25  Officers and Trustees
  26  Investment Products and Services
  27  How to Contact Scudder

                                    In Brief


o Scudder Balanced Fund provided a total return of 11.54% for the 12 months ended December 31, 1996.


o At the end of the period, the Fund's assets were allocated 60% in equities and 40% in fixed income securities (including cash equivalents).

o The equity portion of the Fund was concentrated on companies with consistent, above-average growth potential in areas such as health care, consumer staples, and technology.

o In the bond portion of the portfolio, the Fund's duration was shortened in an effort to limit the effects of rising interest rates.

                             2-SCUDDER BALANCED FUND

                        Letter From the Fund's President

Dear Shareholders,

     We are pleased to present the newly redesigned annual report for Scudder Balanced Fund. The new format is designed to enhance the attractiveness and readability of our shareholder reports. We hope you find it an improvement; let us know what you think.

     This annual report for Scudder Balanced Fund covers a period of continued strength for U.S. stocks and modest total returns for bonds. A generally favorable atmosphere contributed to the Fund's 11.54% total return for the 12 months ended December 31, 1996. The management discussion which begins on page 6 describes the environment and the Fund's positioning in detail.

     Scudder Balanced Fund is designed to provide growth through the ownership of stocks and relative stability and income from fixed-income securities. Thus, in a rising stock market the Fund's 60% allocation in growth stocks and 40% in quality bonds provided especially valuable diversification, appreciation, and balance at a time when investors were questioning how much further the U.S. stock market might rise. We continue to believe that Scudder Balanced Fund is an appropriate long- term holding that can provide consistent performance in varying market conditions.

     As part of Scudder's ongoing efforts to meet the needs of investors, we recently launched an innovative new product called Scudder Pathway Series. Pathway Series is a "fund of funds," consisting of four distinct portfolios:
Conservative, Balanced, Growth, and International. Each portfolio invests in a select mix of Scudder Funds, providing flexibility, diversification, and simplicity for regular and retirement plan investors. For more information on Scudder Fund products and services, please turn to page 26.

     Thank you for your continued investment in Scudder Balanced Fund. If you have any questions about your investment, please call a Scudder Investor Relations representative at 1-800-225-2470 or visit our Internet Web site at http://funds.scudder.com.


     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Balanced Fund

                             3-SCUDDER BALANCED FUND

SCUDDER BALANCED FUND
PERFORMANCE UPDATE as of December 31, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER BALANCED FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,154     11.54%   11.54%
Life of
 Fund*    $14,339     43.39%    9.45%

S&P 500 INDEX (60%)
AND LBAB INDEX (40%)
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,496      14.96%  14.96%
Life of
 Fund*    $16,136      61.36%  12.99%

*The Fund commenced operations on January 4, 1993.
Index comparisons begin January 31, 1993.


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED DECEMBER 31

Scudder Balanced Fund
Year            Amount
----------------------
1/31/93          $10,000
   6/93          $ 9,876
  12/93          $10,395
   6/94          $ 9,823
  12/94          $10,147
   6/95          $11,705
  12/95          $12,834
   6/96          $13,584
  12/96          $14,315

S&P 500 Index
Year             Amount
------------------------
1/31/93          $10,000
   6/93          $10,401
  12/93          $10,917
   6/94          $10,547
  12/94          $11,061
   6/95          $13,296
  12/95          $15,217
   6/96          $16,754
  12/96          $18,711


LBAB Index
Year             Amount
------------------------
1/31/93          $10,000
   6/93          $10,488
  12/93          $10,768
   6/94          $10,352
  12/94          $10,454
   6/95          $11,651
  12/95          $12,386
   6/96          $12,235
  12/96          $12,835



The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market and The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED DECEMBER 31

                       1993*    1994    1995    1996
                     ---------------------------------
NET ASSET VALUE...   $12.23    $11.63   $14.12  $14.60
INCOME DIVIDENDS..   $  .26    $  .31   $  .32  $  .34
CAPITAL GAINS
DISTRIBUTIONS.....        -         -      .25  $  .79
FUND TOTAL
RETURN (%)........     4.12     -2.39    26.48   11.54
INDEX TOTAL
RETURN (%)........     8.56      -.03    31.34   14.96


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one year and life of Fund would have been lower.

                         4 - SCUDDER BALANCED FUND

PORTFOLIO SUMMARY as of December 31, 1996
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
Common Stocks             60%
Fixed Income Holdings     36%
Cash Equivalents           4%          The Fund's asset allocation of stocks,
                         ----          fixed income holdings, and cash
                         100%          equivalents was maintained.
                         ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
EQUITY HOLDINGS
--------------------------------------------------------------------------
Consumer Staples               21%
Health                         17%
Technology                     15%         Five Largest Equity Holdings
Manufacturing                  12%         ------------------------------
Service Industries              9%         1. PHILLIP MORRIS COMPANIES INC.
Financial                       9%            Tobacco, food products and brewing
Consumer Discretionary          8%         2. COCA-COLA CO., INC.
Media                           5%            International soft drink company
Durables                        3%         3. GENERAL ELECTRIC CO.
Energy                          1%            Leading producer of electrical
                              ----            equipment
                              100%         4. MERCK & CO. INC.
                              ====            Leading drug manufacturer
                                           5. COLGATE-PALMOLIVE CO.
                                              Manufacturer of household and
                                              personal care products


Despite slowing earnings growth rates and rising interest rates in 1996, stocks of large companies were among the best performers.


A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
FIXED INCOME HOLDINGS (Excludes 4% Cash Equivalents)
--------------------------------------------------------------------------
TYPE                                          QUALITY
----                                          -------
Corporate Bonds               36%             AAA                           60%
U.S. Gov't Pass-Thrus         27%             AA                             6%
U.S. Gov't Agencies           17%             A                             12%
Gov't National Mortgage                       BBB                           22%
Association                    8%                                          ----
Asset-Backed Securities        8%                                          100%
Foreign Bonds-U.S $                                                        ====
Denominated                    4%
                             ----
                             100%

Shortening duration helped to limit the effects of higher interest rates.
-----------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 9.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                         5 - SCUDDER BALANCED FUND

                         Portfolio Management Discussion

Dear Shareholders,

Stocks recorded their second consecutive year of outstanding performance while bonds provided positive, but more modest, total returns in 1996. Scudder Balanced Fund's conservative approach to investing in growth stocks and quality bonds provided a total return of 11.54% for the 12-month period ended December 31, 1996. The Fund's benchmark, which consists of 60% S&P 500 and 40% Lehman Aggregate Bond Index, returned 14.96% for the same period. The Fund's total return represents an increase in its net asset value from $14.12 at the end of 1995 to $14.60 on December 31, 1996, as well as per share income and capital gain distributions of $0.34 and $0.79, respectively.

                                An Environment of
                              Increased Volatility

The positive forces that contributed to the excellent performance of stocks in 1995 generally continued in 1996. Relatively low interest rates, benign inflation, and expanding corporate earnings all had a favorable effect on stock prices. In addition, 1996 marked a period of record inflows into mutual funds, which were rapidly invested by portfolio managers, who maintained relatively low cash holdings.

However, stronger than expected economic growth periodically raised the prospect of accelerating inflation at several points in 1996, causing interest rates to rise and bond prices to decline over the first half of the year. While interest rates remained relatively low by recent standards, higher rates at mid-year raised concerns about the sustainability of corporate earnings and stock valuations. The stock market rally was briefly interrupted as a result of these fears and earnings disappointments at selected companies. However, growth moderated in the second half of the year, relieving upward pressure on interest rates, and stocks and bonds recovered.

For stock investors, industry sectors and categories of stocks (cyclicals and economically sensitive issues) rotated in and out of favor rapidly throughout the year, in response to conflicting economic reports and shifting earnings expectations. In this uncertain and changing environment, stocks of large, blue chip companies generally drove the stock market indices higher. Investors preferred stocks with solid earnings, industry dominance, and excellent liquidity characteristics. In addition, value stocks tended to outperform growth stocks towards the end of the year.

                              A Focus on Individual
                                 Stock Selection

With respect to the equity portion of the portfolio, which composed 60% of portfolio assets at the end of the period, our investment strategy is focused on investing in companies with consistent, above-average earnings growth. We invested with the expectation that the economic environment would be modest at best, inflation would remain under control, and rapid earnings growth would be increasingly hard to sustain for more cyclically sensitive companies and industries. We held true to our strategy of investing in those companies that we believed would deliver solid earnings growth, and focused on companies with solid long-term franchises, experienced management teams, and dominant market

                             6-SCUDDER BALANCED FUND
shares in growing industries.

While the Fund's sector weightings in the equity portion of the portfolio remained close to that of its unmanaged benchmark -- the S&P 500 -- our approach was to focus on selecting individual stocks, not industry sectors. Any overweighting of specific sectors was the residual result of our individual stock selection. The largest industry representations in the equity portion of the portfolio were in the health care, consumer staples, and technology sectors. All of these sectors provided a fertile hunting ground for great growth companies. The weightings in these sectors have remained relatively unchanged over the past year.

Although the health care sector was a weak performer during most of the period, we maintained our exposure at 17% of equity portfolio assets because we believed in the strength of our individual holdings. Towards the end of the period, health care stocks rebounded to become one of the Fund's best performing sectors. During the year, we established a number of new health care positions, including SmithKline Beecham and Pfizer. We were able to buy what we believe is the highest quality provider of information technology to hospitals, HMO's and doctors' practices -- HBO & Company -- at a seemingly bargain price. HBO has been a stellar performer, as was Merck and SmithKline Beecham.

In the financial sector, which composed 9% of equity portfolio assets at the end of the period, the Fund was relatively overweight for most of 1996, even though we reduced selected holdings during the year. We lightened these holdings due to increased concerns that the Federal Reserve might raise rates. We held shares of some of what we believe are excellent companies, including NationsBank, State Street Boston, and MBIA, which benefited from the consolidation that is continuing in this industry.

An area of significantly decreased emphasis was the consumer discretionary, or retail, sector. We believe that fundamental support for these stocks going forward is not strong at this point in the economic cycle, with personal income stagnating and consumer debt near all time highs. In addition, the Fund had no exposure to domestic communications stocks for most of the year. The intense competition between local access providers, long distance companies, and Regional Bell Operating Companies in the U.S. made for very interesting reading, but not very rewarding investing, in our opinion. However, towards the end of the period we added Nokia, the Finnish provider of cellular telephone equipment and handsets.

                              A Defensive Strategy
                                    for Bonds

Total returns for bonds were modest in 1996, as rising interest rates eroded bond prices. During this period we managed the fixed income portion of the portfolio actively, seeking to capitalize on shifts in relative valuation among the Treasury, mortgage, and corporate sectors. At the end of the period, 40% of portfolio assets was invested in fixed income securities, including short-term cash equivalents. Our strategy in this changing environment was a defensive one. We attempted to reduce sensitivity to changes in interest rates by shortening duration. Shorter duration securities tend to be less sensitive to changes in

                             7-SCUDDER BALANCED FUND
interest rates and experience more limited price changes than longer duration securities. We achieved a shorter portfolio duration primarily by reducing holdings of Treasury securities from 58% to 17% of fixed income portfolio assets, with most of the reduction occurring during the first half of the year. We redeployed assets in several areas, including corporate bonds, mortgage securities, and short-term cash equivalents.

Corporate bonds turned out to be the strongest performing sector of the bond market in 1996. We held an overweighted position in corporates at the beginning of the year and continued to add to our position throughout 1996. In selecting corporate bonds for the portfolio, we carefully evaluate the quality of each bond, giving consideration to the issuer's financial condition and ability to make interest payments. We maintained a strong emphasis on quality in the bond portfolio, closing the year with an average quality rating of AA.

Mortgage securities also became an increasing proportion of the portfolio during the year. These securities, which typically offer a yield premium over Treasuries, became more attractive values as interest rates rose in the first half of the year. Mortgage securities played a significant role in providing stability, diversification, and attractive income to the Fund.

                                  Looking Ahead

Last year we underestimated the durability of the economic cycle, anticipating that the expansion was waning. We are now entering our seventh year of economic

                             8-SCUDDER BALANCED FUND
expansion and the economy seems to be growing at a reasonable and non-inflationary 2-3% clip. It is hard to find evidence that the economy will do anything other than stay on its current path. And, while the stock market expansion is clearly entering old age, the factors which typically lead to a significant correction have not been evident. As a result, we are relatively sanguine about the direction of stock market leadership in 1997, and have not built any specific cyclical assumptions into the Fund's equity holdings.

On the fixed income side, we expect a favorable environment. Without more concrete signs of accelerating inflation, we believe the Federal Reserve will not raise short-term interest rates. In this portion of the portfolio, we will continue to focus on attractive values in the corporate, mortgage, and Treasury sectors that meet our requirements for quality and creditworthiness.

While it is hard to predict  exactly how the markets  will  perform in 1997,  we
believe  that  Scudder  Balanced  Fund's   all-weather   approach  will  provide
relatively consistent returns in varying market conditions.

Sincerely,
Your Portfolio Management Team

/s/Valerie F. Malter     /s/William M. Hutchinson
Valerie F. Malter        William M. Hutchinson
Lead Portfolio
Manager

                             Scudder Balanced Fund:
                          A Team Approach to Investing

  Scudder Balanced Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager Valerie F. Malter assumed responsibility for the Fund's day-to-day management and investment strategies in September 1995. Valerie has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Portfolio Manager William M. Hutchinson heads up the Fund's fixed-income investment strategy and security selection. Bill, who has been with the Fund since its introduction and Scudder since 1986, has over 20 years of investment experience.

                             9-SCUDDER BALANCED FUND

                               INVESTMENT PORTFOLIO AS OF DECEMBER 31, 1996

                                                                                               PRINCIPAL      MARKET
                                                                                               AMOUNT ($)    VALUE ($)
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.6%
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/96 at 6% to be repurchased at $4,007,335 on 1/2/97, collateralized by a $3,775,000 U.S. Treasury
  Note, 7.125%, 2/15/23 (Cost $4,006,000)...................................................   4,006,000    4,006,000

U.S. GOVERNMENT & AGENCIES 6.0%
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 5/15/16 .........................................................     500,000      527,970
U.S. Treasury Bond, 7.875%, 2/15/21 ........................................................     500,000      565,155
U.S. Treasury Bond, 6.25%, 8/15/23..........................................................     500,000      468,750
U.S. Treasury Note, 6.875%, 7/31/99.........................................................   1,000,000    1,020,310
U.S. Treasury Note, 5.875%, 11/15/99........................................................   1,500,000    1,494,135
U.S. Treasury Note, 6.125%, 7/31/00 ........................................................   1,000,000    1,000,000
U.S. Treasury Note, 5.75%, 10/31/00 ........................................................     750,000      740,040
U.S. Treasury Note, 5.75%, 8/15/03 .........................................................   1,000,000      970,000
---------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCIES (COST $6,849,586)                                                          6,786,360
---------------------------------------------------------------------------------------------------------------------

GOV'T NATIONAL MORTGAGE ASSOCIATION 2.9%
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association Pass-Thru, 9.5%, 8/15/19...........................      26,483       28,751
Government National Mortgage Association Pass-Thru, 8.5% with various maturities to 9/15/26.   2,013,862    2,088,382
Government National Mortgage Association Pass-Thru, 10%, 2/15/25............................   1,066,620    1,174,775
---------------------------------------------------------------------------------------------------------------------
TOTAL GOV'T NATIONAL MORTGAGE ASSOCIATION (COST $3,258,408)                                                 3,291,908
---------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AGENCY PASS-THRUS 9.9%
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 8%, 4/1/08................................................   1,747,241    1,798,837
Federal National Mortgage Association, 6.5% with various maturities to 1/1/26...............   3,420,975    3,267,031
Federal National Mortgage Association, 7% with various maturities to 9/1/26.................   6,163,558    6,027,516
---------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY PASS-THRUS (COST $11,069,122)                                                 11,093,384
---------------------------------------------------------------------------------------------------------------------

FOREIGN BONDS - U.S.$ DENOMINATED 1.5%
---------------------------------------------------------------------------------------------------------------------
Abbey National PLC Global Medium Term Note, 6.69%, 10/17/05.................................     750,000      736,733
Province of Ontario Global, 6%, 2/21/06.....................................................   1,000,000      951,250
---------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS - U.S.$ DENOMINATED (COST $1,744,743)                                                   1,687,983
---------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES 3.0%
---------------------------------------------------------------------------------------------------------------------
Automobile Receivables 1.8%
Ford Credit Automobile Trust, Series 1996-A A4, 6.75%, 9/15/00..............................   1,000,000    1,014,560
Premier Auto Trust Asset Backed Certificate, Series 1996-3 A4, 6.75%, 11/6/00...............   1,000,000    1,011,250
                                                                                                         ------------
                                                                                                            2,025,810
                                                                                                         ------------
The accompanying notes are an integral part of the financial statements.

                                10 - SCUDDER BALANCED FUND


                                                                                               PRINCIPAL      MARKET
                                                                                               AMOUNT ($)    VALUE ($)
---------------------------------------------------------------------------------------------------------------------
CREDIT CARD RECEIVABLES 1.2%
Sears Credit Account Master Trust, Series 1995-4, 6.25%, 1/15/03............................   1,400,000    1,405,684
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES (COST $3,396,960)                                                             3,431,494
---------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS 12.9%
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.8%
ITT Corp., 7.375%, 11/15/15.................................................................   1,000,000      957,000
CONSUMER STAPLES 0.5%                                                                                    ------------
Seagram Co., Ltd., 8.35%, 1/15/22...........................................................     500,000      545,080
FINANCIAL 5.3%                                                                                           ------------
Associates Corp. of North America, 6.625%, 5/15/01..........................................     500,000      499,790
Capital One Bank Medium Term Note, 5.95%, 2/15/01...........................................   1,000,000      965,840
Ford Motor Credit Co., 6.25%, 2/26/98.......................................................     250,000      250,623
General Electric Capital Services Inc., 7.5%, 8/21/35.......................................     250,000      259,603
Highwoods/Forsyth L.P., 7%, 12/1/06.........................................................   1,500,000    1,479,330
Southern National Corp., 7.05%, 5/23/03.....................................................   1,000,000    1,009,060
Spieker Properties, Inc., 7.875%, 12/1/16 ..................................................     750,000      744,375
Wells Fargo & Co., 6.875%, 4/1/06...........................................................     750,000      737,497
                                                                                                         ------------
                                                                                                            5,946,118
                                                                                                         ------------

MEDIA 2.1%
News America Holdings Inc., 8.5%, 2/15/05...................................................     750,000      803,212
Tele-Communications, Inc., 8%, 8/1/05.......................................................     750,000      735,330
Time Warner Inc., 9.125%, 1/15/13...........................................................     750,000      818,775
                                                                                                         ------------
                                                                                                            2,357,317
                                                                                                         ------------

DURABLES 2.3%
Boeing Co., 6.875%, 10/15/43 ...............................................................     250,000      235,505
Comdisco, Inc., Senior Note, 5.75%, 2/15/01.................................................     750,000      725,992
Ford Motor Co., 8.875%, 1/15/22.............................................................     500,000      577,560
Lockheed Martin Corp., 7.75%, 5/1/26........................................................     500,000      519,340
Northrop Grumman Corp., 7.875%, 3/1/26......................................................     500,000      501,165
                                                                                                         ------------
                                                                                                            2,559,562
                                                                                                         ------------

MANUFACTURING 0.5%
Nova Corp. of Alberta, 7.875%, 4/1/23.......................................................     500,000      526,450
TECHNOLOGY 0.5%                                                                                          ------------
Loral Corp., 8.375%, 6/15/24................................................................     500,000      553,505
                                                                                                         ------------
The accompanying notes are an integral part of the financial statements.

                                11 - SCUDDER BALANCED FUND


                                                                                               PRINCIPAL      MARKET
                                                                                               AMOUNT ($)    VALUE ($)
---------------------------------------------------------------------------------------------------------------------
ENERGY 0.9%
PanEnergy Corp., 7.375%, 9/15/03............................................................   1,000,000    1,027,290
---------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $14,377,564)                                                                   14,472,322
---------------------------------------------------------------------------------------------------------------------

COMMON STOCKS 60.2%
---------------------------------------------------------------------------------------------------------------------
                                                                                                 Shares
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 4.9%
DEPARTMENT & CHAIN STORES 3.3%
Federated Department Stores, Inc.*..........................................................      18,500      631,312
Home Depot, Inc.............................................................................      13,400      671,675
Price/Costco Inc.*..........................................................................      50,600    1,271,325
Wal-Mart Stores Inc.........................................................................      47,600    1,088,850
                                                                                                         ------------
                                                                                                            3,663,162
                                                                                                         ------------

HOTELS & CASINOS 0.7%
Host Marriott Corp.*........................................................................      51,600      825,600
SPECIALTY RETAIL 0.9%                                                                                    ------------
Corporate Express, Inc.*....................................................................      34,800    1,024,425
CONSUMER STAPLES 12.5%                                                                                   ------------
ALCOHOL & TOBACCO 3.7%
Anheuser-Busch Companies, Inc. .............................................................      35,300    1,412,000
Philip Morris Companies Inc.................................................................      23,900    2,691,738
                                                                                                         ------------
                                                                                                            4,103,738
                                                                                                         ------------

CONSUMER ELECTRONIC & PHOTOGRAPHIC PRODUCTS 0.7%
Duracell International Inc..................................................................      11,700      817,538
FOOD & BEVERAGE 2.3%                                                                                     ------------
Coca-Cola Co., Inc..........................................................................      48,400    2,547,050
PACKAGE GOODS/COSMETICS 5.8%                                                                             ------------
Avon Products Inc...........................................................................      25,300    1,445,263
Colgate-Palmolive Co........................................................................      18,800    1,734,300
Gillette Co.................................................................................      12,000      933,000
Procter & Gamble Co.........................................................................      16,100    1,730,750
Revlon, Inc. "A"*...........................................................................      24,300      725,962
                                                                                                         ------------
                                                                                                            6,569,275
                                                                                                         ------------

HEALTH 10.3%
BIOTECHNOLOGY 0.8%
Amgen Inc.*.................................................................................      15,500      842,812
                                                                                                         ------------
The accompanying notes are an integral part of the financial statements.

                                12 - SCUDDER BALANCED FUND


                                                                                                              MARKET
                                                                                                  SHARES     VALUE ($)
---------------------------------------------------------------------------------------------------------------------
HEALTH INDUSTRY SERVICES 1.3%
HBO & Company...............................................................................      12,900      765,938
United Healthcare Corp......................................................................      15,900      715,500
                                                                                                         ------------
                                                                                                            1,481,438
                                                                                                         ------------

MEDICAL SUPPLY & SPECIALTY 0.9%
Medtronic Inc...............................................................................      14,700      999,600
PHARMACEUTICALS 7.3%                                                                                     ------------
American Home Products Corp.................................................................      13,200      773,850
Eli Lilly & Co..............................................................................      10,519      767,887
Johnson & Johnson...........................................................................      30,400    1,512,400
Merck & Co. Inc.............................................................................      24,100    1,909,925
Novartis AG (ADR)*..........................................................................      13,200      754,875
Pfizer, Inc.................................................................................      17,000    1,408,875
SmithKline Beecham PLC (ADR)................................................................      16,400    1,115,200
                                                                                                         ------------
                                                                                                            8,243,012
                                                                                                         ------------

FINANCIAL 5.1%
BANKS 1.7%
NationsBank Corp............................................................................       7,300      713,575
State Street Boston Corp....................................................................      18,300    1,180,350
                                                                                                         ------------
                                                                                                            1,893,925
                                                                                                         ------------

INSURANCE 2.3%
American International Group, Inc...........................................................      14,850    1,607,512
MBIA Inc....................................................................................       9,600      972,000
                                                                                                         ------------
                                                                                                            2,579,512
                                                                                                         ------------

CONSUMER FINANCE 0.5%
Associates First Capital Corp...............................................................      12,500      551,563
OTHER FINANCIAL COMPANIES 0.6%                                                                           ------------
Federal National Mortgage Association.......................................................      19,200      715,200
                                                                                                         ------------

MEDIA 3.1%
ADVERTISING 1.2%
Interpublic Group of Companies Inc..........................................................      28,500    1,353,750
BROADCASTING & ENTERTAINMENT 1.9%                                                                        ------------
Clear Channel Communications, Inc.*.........................................................      38,800    1,401,650
Walt Disney Co..............................................................................       9,700      675,363
                                                                                                         ------------
                                                                                                            2,077,013
                                                                                                         ------------
The accompanying notes are an integral part of the financial statements.

                                13 - SCUDDER BALANCED FUND


                                                                                                              MARKET
                                                                                                  SHARES     VALUE ($)
---------------------------------------------------------------------------------------------------------------------
SERVICE INDUSTRIES 5.3%
Electronic Data Processing Services 2.3%
Electronic Data Systems Corp................................................................      36,000    1,557,000
First Data Corp.............................................................................      27,200      992,800
                                                                                                         ------------
                                                                                                            2,549,800
                                                                                                         ------------

ENVIRONMENTAL SERVICES 0.4%
U.S. Filter Corp.*..........................................................................      13,100      415,925
MISCELLANEOUS COMMERCIAL SERVICES 0.5%                                                                   ------------
Sensormatic Electronics Corp................................................................      33,600      562,800
MISCELLANEOUS CONSUMER SERVICES 1.4%                                                                     ------------
CUC International Inc.*.....................................................................      29,350      697,063
Service Corp. International.................................................................      33,700      943,600
                                                                                                         ------------
                                                                                                            1,640,663
                                                                                                         ------------

PRINTING/PUBLISHING 0.7%
Reuters Holdings PLC "B" (ADR)..............................................................      10,400      795,600
                                                                                                         ------------
DURABLES 2.1%
Telecommunications Equipment
Ascend Communications, Inc.*................................................................      14,500      900,812
Cascade Communications Corp.*...............................................................       8,900      490,613
Nokia AB Oy (ADR)...........................................................................      16,700      962,337
                                                                                                         ------------
                                                                                                            2,353,762
                                                                                                         ------------

MANUFACTURING 7.4%
CHEMICALS 1.8%
Monsanto Co.................................................................................      31,600    1,228,450
Praxair Inc.................................................................................      16,300      751,838
                                                                                                         ------------
                                                                                                            1,980,288
                                                                                                         ------------

DIVERSIFIED MANUFACTURING 2.7%
General Electric Co.........................................................................      23,900    2,363,112
Honeywell, Inc..............................................................................      11,100      729,825
                                                                                                         ------------
                                                                                                            3,092,937
                                                                                                         ------------

ELECTRICAL PRODUCTS 1.9%
Emerson Electric Co.........................................................................      15,600    1,509,300
FORE Systems, Inc.*.........................................................................      19,400      637,775
                                                                                                         ------------
                                                                                                            2,147,075
                                                                                                         ------------

OFFICE EQUIPMENT/SUPPLIES 1.0%
Xerox Corp..................................................................................      21,800    1,147,225
                                                                                                         ------------
The accompanying notes are an integral part of the financial statements.

                                14 - SCUDDER BALANCED FUND


                                                                                                              MARKET
                                                                                                 SHARES      VALUE ($)
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY 8.9%
COMPUTER SOFTWARE 3.4%
Computer Associates International, Inc......................................................      15,350      763,662
Informix Corp.*.............................................................................      37,300      759,987
Microsoft Corp.*............................................................................      20,800    1,718,600
Oracle Systems Corp.*.......................................................................      13,200      551,100
                                                                                                         ------------
                                                                                                            3,793,349
                                                                                                         ------------

ELECTRONIC DATA PROCESSING 0.7%
Ceridian Corp.*.............................................................................      19,800      801,900
Office/Plant Automation 2.5%                                                                             ------------
3Com Corp.*.................................................................................       9,600      704,400
Cabletron Systems Inc.*.....................................................................      30,600    1,017,450
Cisco Systems, Inc.*........................................................................      17,100    1,087,987
                                                                                                         ------------
                                                                                                            2,809,837
                                                                                                         ------------

SEMICONDUCTORS 2.3%
Advanced Micro Devices Inc.*................................................................      27,900      718,425
Atmel Corp.*................................................................................      24,300      804,937
Intel Corp..................................................................................       7,900    1,034,406
                                                                                                         ------------
                                                                                                            2,557,768
                                                                                                         ------------

ENERGY 0.6%
Oil/Gas Transmission
Enron Corp..................................................................................      16,100      694,313
---------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $52,130,259)                                                                     67,631,855
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100.0% (COST $96,832,642) (A)                                                112,401,306
---------------------------------------------------------------------------------------------------------------------

*   Non-income producing security.

(a) The cost for federal income tax purposes was $96,910,745. At December 31, 1996, net unrealized appreciation for all securities based on tax cost was $15,490,561. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,926,377 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,435,816.

The accompanying notes are an integral part of the financial statements.


                                15 - SCUDDER BALANCED FUND


                                         FINANCIAL STATEMENTS

                                   STATEMENT OF ASSETS AND LIABILITIES

                                        AS OF DECEMBER 31, 1996

ASSETS
---------------------------------------------------------------------------------------------------------------
          Investments, at market (identified cost $96,832,642) (Note A).............   $ 112,401,306
          Cash......................................................................             273
          Receivable for Fund shares sold...........................................       1,096,112
          Dividends and interest receivable.........................................         607,576
          Foreign taxes recoverable.................................................             143
          Deferred organization expenses (Note A)...................................           9,649
                                                                                       -------------
          Total assets..............................................................     114,115,059

LIABILITIES
---------------------------------------------------------------------------------------------------------------
          Payable for investments purchased.........................................         161,428
          Payable for Fund shares redeemed..........................................       4,300,080
          Accrued management fee (Note C)...........................................          15,486
          Other accrued expenses (Note C)...........................................          96,523
                                                                                       -------------
          Total liabilities.........................................................       4,573,517
---------------------------------------------------------------------------------------------------------------
          NET ASSETS, AT MARKET VALUE...............................................   $ 109,541,542
---------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------
          Net assets consist of:
          Undistributed net investment income.......................................          94,771
          Net unrealized appreciation on investments................................      15,568,664
          Accumulated net realized loss.............................................         (78,103)
          Paid-in capital...........................................................      93,956,210
---------------------------------------------------------------------------------------------------------------
          NET ASSETS, AT MARKET VALUE...............................................   $ 109,541,542
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
---------------------------------------------------------------------------------------------------------------
          Net Asset Value, offering and redemption price per share ($109,541,542/
          7,502,830 outstanding shares of beneficial interest, $.01 par value,         -------------
          unlimited number of shares authorized)....................................   $       14.60
                                                                                       -------------
The accompanying notes are an integral part of the financial statements.

                                    16 - SCUDDER BALANCED FUND


                                      STATEMENT OF OPERATIONS
                                    YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
          Income:
          Interest..................................................................   $   2,778,721
          Dividends (net of foreign taxes withheld of $6,476).......................         775,325
                                                                                       -------------
                                                                                           3,554,046

          Expenses:
          Management fee (Note C)...................................................         727,534
          Services to shareholders (Note C).........................................         449,714
          Custodian and accounting fees (Note C)....................................          67,110
          Trustees' fees and expenses (Note C)......................................          37,982
          Reports to shareholders...................................................          42,356
          Auditing..................................................................          44,612
          Registration fees.........................................................          27,823
          Legal.....................................................................          12,736
          Amortization of organization expenses (Note A)............................           9,626
          Other.....................................................................           6,965
                                                                                       -------------
          Total expenses before reductions..........................................       1,426,458
          Expense reductions (Note C)...............................................        (387,170)
                                                                                       -------------
          Expenses, net.............................................................       1,039,288
---------------------------------------------------------------------------------------------------------------
          NET INVESTMENT INCOME.....................................................       2,514,758
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
          Net realized gain from:
          Investments...............................................................       4,835,596
          Foreign currency related transactions.....................................          71,376
                                                                                       -------------
                                                                                           4,906,972
                                                                                       -------------
          Net unrealized appreciation (depreciation) during the period on:
          Investments...............................................................       3,889,999
          Foreign currency related transactions.....................................          (1,248)
                                                                                       -------------
                                                                                           3,888,751
---------------------------------------------------------------------------------------------------------------
          NET GAIN ON INVESTMENT TRANSACTIONS.......................................       8,795,723
---------------------------------------------------------------------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................   $  11,310,481
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                       17 - SCUDDER BALANCED FUND


                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEARS ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                                           1996             1995
---------------------------------------------------------------------------------------------------------------------
          Operations:
          Net investment income.....................................................   $   2,514,758   $   1,928,669
          Net realized gain from investment transactions............................       4,906,972       2,899,315
          Net unrealized appreciation on investment transactions during the period..       3,888,751      12,905,909
                                                                                       -------------   -------------
          Net increase in net assets resulting from operations......................      11,310,481      17,733,893
                                                                                       -------------   -------------
          Distributions to shareholders:
          From net investment income................................................      (2,447,716)     (1,901,397)
                                                                                       -------------   -------------
          From net realized gains...................................................      (5,755,741)     (1,503,700)
                                                                                       -------------   -------------
          Fund share transactions:
          Proceeds from shares sold.................................................      39,011,632      29,440,217
          Net asset value of shares issued to shareholders in reinvestment of
             distributions..........................................................       8,015,313       3,318,154
          Cost of shares redeemed...................................................     (30,743,649)    (22,968,196)
                                                                                       -------------   -------------
          Net increase in net assets from Fund share transactions...................      16,283,296       9,790,175
                                                                                       -------------   -------------
          Increase in net assets....................................................      19,390,320      24,118,971
          Net assets at beginning of period.........................................      90,151,222      66,032,251
          Net assets at end of period (including undistributed net investment income   -------------   -------------
          of $94,771 and $52,550, respectively).....................................   $ 109,541,542   $  90,151,222
                                                                                       -------------   -------------

OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------
          Increase (decrease) in Fund shares
          Shares outstanding at beginning of period.................................       6,386,156       5,680,135
                                                                                       -------------   -------------
          Shares sold...............................................................       2,665,524       2,222,129
          Shares issued to shareholders in reinvestment of distributions............         547,246         241,695
          Shares redeemed...........................................................      (2,096,096)     (1,757,803)
                                                                                       -------------   -------------
          Net increase in Fund shares...............................................       1,116,674         706,021
                                                                                       -------------   -------------
          Shares outstanding at end of period.......................................       7,502,830       6,386,156
                                                                                       -------------   -------------

The accompanying notes are an integral part of the financial statements.


                                          18 - SCUDDER BALANCED FUND


                                        FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                     FOR THE PERIOD
                                                                                                    JANUARY 4, 1993
                                                                                                     (COMMENCEMENT
                                                                                                     OF OPERATIONS)
                                                                      YEARS ENDED DECEMBER 31        TO DECEMBER 31,
                                                               1996(A)        1995          1994          1993
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................       $14.12        $11.63        $12.23         $12.00
Income from investment operations:                      ---------------------------------------------------------
Net investment income...................................          .36           .32           .31            .26
Net realized and unrealized gain on investments.........         1.25          2.74          (.60)           .23
                                                        ---------------------------------------------------------
Total from investment operations........................         1.61          3.06          (.29)           .49
Less distributions from:                                ---------------------------------------------------------
Net investment income...................................         (.34)         (.32)         (.31)          (.26)
Net realized gains on investment transactions...........         (.79)         (.25)           --             --
                                                        ---------------------------------------------------------
Total distributions.....................................        (1.13)         (.57)         (.31)          (.26)
                                                        ---------------------------------------------------------
Net asset value, end of period..........................       $14.60        $14.12        $11.63         $12.23
-----------------------------------------------------------------------------------------------------------------
Total Return (%)........................................        11.54         26.48         (2.39)         4.12*
Ratios and Supplemental Data
Net assets, end of period ($ millions)..................          110            90            66             64
Ratio of operating expenses, net to average daily net
  assets (%)............................................         1.00          1.00          1.00           1.00
Ratio of operating expenses before expense reductions,
  to average daily net assets (%).......................         1.37          1.40          1.47           1.53
Ratio of net investment income to average daily net
  assets (%)............................................         2.42          2.51          2.66           2.43
Portfolio turnover rate (%).............................         69.7         103.3         105.4           99.3
Average commission rate paid (b)........................      $0.0551        $   --        $   --         $   --

(a) Based on monthly average shares outstanding during the period.

(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after September 1, 1995.

*   Not Annualized


                                19 - SCUDDER BALANCED FUND

                  NOTES TO FINANCIAL STATEMENTS

                A. SIGNIFICANT ACCOUNTING POLICIES

Scudder Balanced Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the year ended December 31, 1996, the Fund utilized forward contracts as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain
(loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

                      20 - SCUDDER BALANCED FUND

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

              B. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 1996, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $74,921,734 and $49,705,295 respectively.
Purchases and sales of U.S. Government obligations aggregated
$10,069,606 and $17,986,522, respectively.

                       C. RELATED PARTIES

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of .70% of the Fund's average daily nets assets, computed and accrued daily and payable monthly. The Agreement also provides that if the Fund's expenses exceed

                      21 - SCUDDER BALANCED FUND
specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until April 30, 1997 to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets. For the year ended December 31, 1996, the Adviser imposed fees amounting to $340,364 and the portion not imposed amounted to $387,170.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SSC aggregated $201,637, of which $21,167 is unpaid at December 31, 1996.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans for the Fund. For the year ended December 31, 1996, the amount charged to the Fund by STC aggregated $188,390, of which $20,791 is unpaid at December 31, 1996.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1996, the amount charged to the Fund by SFAC aggregated $42,622 of which $3,630 is unpaid at December 31, 1996.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1996, Trustees' fees and expenses aggregated $37,982.

                      22 - SCUDDER BALANCED FUND

                  REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Scudder Portfolio Trust and the Shareholders of Scudder Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Balanced Fund including the investment portfolio, as of December 31, 1996, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period January 4, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Balanced Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period January 4, 1993 (commencement of operations) to December 31, 1993 in conformity with generally accepted accounting principles.

Boston, Massachusetts                         COOPERS & LYBRAND L.L.P.
February 7, 1997


                     23 - SCUDDER BALANCED FUND

                      TAX INFORMATION

The Fund paid distributions of $0.74 per share from net long_term capital gains during its fiscal year ended December 31, 1996. Pursuant to section 852 of the Internal Revenue Code, the Fund designates
$4,888,151 as capital gain dividends for its fiscal year ended December
31, 1996.

For corporate shareholders, 29.53% of the income dividends paid during the Fund's fiscal year ended December 31, 1996 qualified for the dividends received deduction.

                     24 - SCUDDER BALANCED FUND

                              Officers and Trustees


Daniel Pierce*
President and Trustee


Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation


Dudley H. Ladd*
Trustee


David S. Lee*
Vice President and Trustee


George M. Lovejoy, Jr.
Trustee; President and Director, Fifty Associates


Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University, College of Business Administration


Jean C. Tempel
Trustee; Director, General Partner, TL Ventures


Kelly D. Babson*
Vice President


Jerard K. Hartman*
Vice President


William M. Hutchinson*
Vice President


Thomas W. Joseph*
Vice President


Valerie F. Malter*
Vice President


Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer


Pamela A. McGrath*
Vice President and Treasurer


Edward J. O'Connell*
Vice President and Assistant Treasurer

                        *Scudder, Stevens & Clark, Inc.


                            25-SCUDDER BALANCED FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------

   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust


Tax Free Money Market+
----------------------

   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*


Tax Free+
---------

   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*


U. S. Income
------------

   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund


Global Income
-------------

   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund


U.S. Growth and Income
----------------------

   Scudder Balanced Fund
   Scudder Growth and Income Fund


U.S. Growth
-----------

  Value

     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth

     Scudder Classic Growth Fund
     Scudder Quality Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide

     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund

  Regional

     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund


Asset Allocation
----------------

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio


Retirement Programs
-------------------

   IRA
   SEP IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed from expected least to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states.
+++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                              26-SCUDDER BALANCED FUND

                             How to Contact Scudder

Account Service and Information
--------------------------------------------------------------------------------
                For existing account services and transactions
                  Scudder Investor Relations -- 1-800-225-5163

                For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
                 Scudder Electronic Account Services -- http://funds.scudder.com

                For information about your Scudder accounts, exchanges and redemptions
                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information
--------------------------------------------------------------------------------
                For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

                For establishing 401(k) and 403(b) plans
                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services
--------------------------------------------------------------------------------
                To receive information about this discount brokerage service and to obtain an application
                  Scudder Brokerage Services* -- 1-800-700-0820

Please address all correspondence to
--------------------------------------------------------------------------------
                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Funds Center
--------------------------------------------------------------------------------
                Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:
                   Boca Raton            Chicago               San Francisco
                   Boston                New York
                For information on Scudder Treasurers Trust(TM), an institutional cash management service for corporations, non-profit organizations and trusts which utilizes certain portfolios of Scudder Fund, Inc.* ($100,000 minimum), call:
                1-800-541-7703.

                For information on Scudder Institutional Funds**, funds designed to meet the broad investment management and service needs of banks and other institutions, call:
                1-800-854-8525.


Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.
* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.
** Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses.
Please read it carefully before you invest or send money.

                            27-SCUDDER BALANCED FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

                             SCUDDER PORTFOLIO TRUST
                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------


                  a.       Financial Statements

                           Included in Part A:
                           -------------------

                                    For Scudder Income Fund:

                                    Financial Highlights for the ten fiscal years ended December 31, 1996.

                                    For Scudder Balanced Fund:

                                    Financial Highlights for the period January 4, 1993 (commencement of operations) to December 31, 1993 and for the three fiscal years ended
                                    December 31, 1996.

                                    For Scudder High Yield Bond Fund:

                                    Financial Highlights for the period June 28, 1996 (commencement of operations) to August 31, 1996. (Incorporated by reference to Post-Effective
                                    Amendment No. 64 to the Registration Statement.)

                           Included in Part B:
                           -------------------

                                    For Scudder Income Fund:

                                    Investment Portfolio as of December 31, 1996
                                    Statement of Assets and Liabilities as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended December
                                    31, 1996
                                    Financial Highlights for the ten fiscal years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Balanced Fund:

                                    Investment Portfolio as of December 31, 1996
                                    Statement of Assets and Liabilities as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statement of Changes in Net Assets for the two fiscal years ended December 31, 1996
                                    Financial Highlights for the period January 4, 1993 (commencement of operations) to December 31, 1993 and for the three fiscal years ended
                                    December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                 Part C - Page 1

                                    For Scudder High Yield Bond Fund:

                                    Investment Portfolio as of August 31, 1996
                                    Statement of Assets and Liabilities as of August 31, 1996
                                    Statement of Operations for the period June 28, 1996 (commencement of operations) to August 31, 1996
                                    Statement of Changes in Net Assets for the period June 28, 1996 (commencement of operations) to August 31, 1996
                                    Financial Highlights for the period June 28, 1996 (commencement of operations) to August 31, 1996
                                    Notes to Financial Statements
                                    (Incorporated by reference to Post-Effective Amendment No. 64 to the
                                    Registration Statement.)

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             All references are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission.  File Nos. 2-13627 and 811-42 (the
                             "Registration Statement").

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 3,
                                              1987 is incorporated by reference to Post-Effective Amendment No.
                                              52 to the Registration Statement ("Post-Effective Amendment No. 52").

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 13, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 52.

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated October 13,
                                              1992 is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement ("Post-Effective Amendment No.
                                              54").

                                      (a)(4)  Establishment and Designation of Series dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 54.

                                      (a)(5)  Establishment and Designation of Series dated April 9, 1996 is incorporated by reference to Post-Effective Amendment No. 61.

                             2.       (a)(1)  By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.

                                      (a)(2)  Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement.

                             3.               Inapplicable.



                                 Part C - Page 2

                             4.               Specimen certificate representing shares of beneficial interest for
                                              Scudder Income Fund with $0.01 par value is incorporated by reference to Post-Effective Amendment No. 50 to the Registration
                                              Statement ("Post-Effective Amendment No. 50").

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder, Stevens & Clark, Inc.
                                              ("Scudder") dated November 14, 1990 is incorporated by reference to Post-Effective Amendment No. 52.

                                      (b)     Investment Management Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder dated December 28,
                                              1992 is incorporated by reference to Post-Effective Amendment No.
                                              54.

                                      (c)     Investment Management Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder dated June
                                              28, 1996 is incorporated by reference to Post-Effective Amendment
                                              No. 63.

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc., dated September 10, 1985 is incorporated by reference to Post-Effective Amendment No. 47 to the Registration
                                              Statement.

                                      (b)     Underwriting Agreement between the Registrant and Scudder
                                              Investor Services, Inc., dated October 13, 1992 is incorporated by reference to Post-Effective Amendment No. 54.

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract and fee schedule between the Registrant and
                                              State Street Bank and Trust Company ("State Street") dated
                                              December 31, 1984 is incorporated by reference to Post-Effective
                                              Amendment No. 48 to the Registration Statement.

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1) is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(3)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated April 1, 1985 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(4)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated March 10, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(5)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated March 10, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(6)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated August 11, 1987 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                 Part C - Page 3

                                      (a)(7)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated August 9, 1988 is incorporated by reference to
                                              Post-Effective Amendment No. 50.

                                      (a)(8)  Fee schedule for Exhibit 8(a)(1) is incorporated by reference to
                                              Post-Effective Amendment No. 60.

                                      (a)(9)  Amendment to Custodian Contract between the Registrant and State
                                              Street dated April 9, 1996 is incorporated by reference to
                                              Post-Effective Amendment No. 63.

                                      (a)(10) Fee schedule for Exhibit 8(a)(9) is incorporated by reference to
                                              Post-Effective Amendment No. 63.

                                      (b)(1)  Subcustodian Agreement with fee schedule between State Street and
                                              The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 36 to the
                                              Registration Statement.

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2,
                                              1989 is incorporated by reference to Post-Effective Amendment No.
                                              51 to the Registration Statement ("Post-Effective Amendment No.
                                              51").

                                      (a)(2)  Revised Fee Schedule dated October 1, 1995 for Exhibit 9(a)(1) is filed herein.

                                      (a)(3)  Revised Fee Schedule dated October 1, 1996 for Exhibit 9(a)(1) is filed herein.

                                      (b)(1)  COMPASS Service Agreement with fee schedule with Scudder
                                              Trust Company dated January 1, 1990 is incorporated by reference to Post-Effective Amendment No. 51.

                                      (b)(2)  COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 61.

                                      (b)(3)  Revised Fee Schedule dated October 1, 1996 for Exhibit 9(b)(2) is filed herein.

                                      (c)(1)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Balance Fund) dated
                                              June 8, 1995 is incorporated by reference to Post-Effective
                                              Amendment No. 62, Exhibit 9(f).

                                      (d)     Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 52.

                                      (e)(1)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Balanced Fund, and Scudder Fund Accounting
                                              Corporation dated January 18, 1995 is incorporated by reference to
                                              Post-Effective Amendment No. 60.



                                 Part C - Page 4

                                      (e)(2)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Income Fund, and Scudder Fund Accounting
                                              Corporation dated January 12, 1995 is incorporated by reference to
                                              Post-Effective Amendment No. 60.

                                      (e)(3)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder High Yield Bond Fund, and Scudder Fund
                                              Accounting Corporation dated June 28, 1996 is incorporated by reference to Post-Effective Amendment No. 63.

                                      (f)     Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Balanced Fund) dated
                                              June 8, 1995 is incorporated by reference to Post-Effective
                                              Amendment No. 62.

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals
                                              is incorporated by reference to Scudder Equity Trust Post-Effective
                                              Amendment No. 12 to its Registration Statement on Form N-1A
                                              [File Nos. 2-78724 and 811-1444] filed on December 2, 1988
                                              ("Equity Trust Post-Effective Amendment No. 12").

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Equity Trust Post-Effective Amendment No. 12.

                                      (c)     SEP-IRA is incorporated by reference to Equity Trust Post-Effective
                                              Amendment No. 12.

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to Equity
                                              Trust Post-Effective Amendment No. 12.

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k)
                                              is incorporated by reference to Equity Trust Post-Effective
                                              Amendment No. 12.

                             15.              Inapplicable.

                             16.              Schedule of Computation of Performance Information is
                                              incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.

                             17.              Financial Data Schedules for the series designated as Scudder
                                              Balanced Fund and Scudder Income Fund are filed herein.

                             18.              Inapplicable.


Power of Attorney for Daniel Pierce, Henry P. Becton, Jr., Dudley H. Ladd, David
S. Lee, George M. Lovejoy, Jr. and Wesley W. Marple, Jr. is incorporated by reference to the Signature Page of Post-Effective Amendment No. 52.



                                 Part C - Page 5

Power of Attorney for Jean C. Tempel is incorporated by reference to the Signature Page of Post-Effective Amendment No. 60.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of March 31, 1997).
--------          -------------------------------------------------------

                                      (1)                                            (2)
                                 Title of Class                         Number of Record Shareholders
                                 --------------                         -----------------------------

                   Shares of beneficial interest
                   ($0.01 par value):

                         Scudder Income Fund                                       24,311

                         Scudder Balanced Fund                                      7,765

                         Scudder  High Yield Bond Fund                              3,683

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholders. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in

                                 Part C - Page 6
                  any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other  disposition
                  not  involving a final  adjudication  as provided in paragraph
                  (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (A) by the court or other body approving the settlement or other disposition; or

                        (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:



                                Part C - Page 7

                        (i) such undertaking is secured by a surety bond or some
                  other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested  Trustees acting on
                  the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a  "Disinterested  Trustee"
                  is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an
                  "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**


                                 Part C - Page 8

                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*


                                 Part C - Page 9

                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*


                                Part C - Page 10

                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company)
                                 Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**


                                Part C - Page 11

                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564


                                Part C - Page 12

         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.


Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110



                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      Trustee
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President, Secretary
         Two International Place                                                   and Assistant Treasurer
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110



                                Part C - Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)               (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage           Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 15

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of April, 1997.


                                   SCUDDER PORTFOLIO TRUST

                                   By   /s/Thomas F. McDonough
                                        ----------------------------
                                        Thomas F. McDonough, Vice President,
                                        Secretary and Assistant Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               April 15, 1997
                                            Officer) and Trustee

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      April 15, 1997

/s/Dudley H. Ladd
--------------------------------------
Dudley H. Ladd*                             Trustee                                      April 15, 1997

/s/David S. Lee
--------------------------------------
David S. Lee*                               Vice President and Trustee                   April 15, 1997

/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      April 15 1997

/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      April 15, 1997

/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      April 15, 1997






SIGNATURE                                   TITLE                                        DATE

/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           April 15, 1997
                                            Accounting Officer) and Vice
                                            President



*By:     /s/Thomas F. McDonough
         ------------------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of the Post-
         Effective Amendment No. 52 to the Registration
         Statement filed February 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 60 to the Registration Statement filed April 17, 1995.

                                                                 File No.2-13627
                                                                 File No. 811-42


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 67
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER PORTFOLIO TRUST

                             SCUDDER PORTFOLIO TRUST

                                  EXHIBIT INDEX




                                 Exhibit 9(a)(2)

                                 Exhibit 9(a)(3)

                                 Exhibit 9(b)(3)

                                   Exhibit 11

                                   Exhibit 17